SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.       7        (File No. 333-00519)         [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             11       (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-3794
--------------------------------------------------------------------------------

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN CENTURION LIFE
ACL PERSONAL PORTFOLIO PLUS 2
ACL PERSONAL PORTFOLIO
VARIABLE ANNUITY


ISSUED BY:
AMERICAN CENTURION LIFE ASSURANCE COMPANY


PROSPECTUS
MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY
NEW ACL PERSONAL PORTFOLIO VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ACL VARIABLE ANNUITY ACCOUNT 2

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 504-0469

This prospectus contains information that you should know before investing. Prospectuses are also available for:

ACL Personal Portfolio Plus 2:                         ACL Personal Portfolio:
-  American Express(R) Variable Portfolio Funds        -  American Express(R) Variable Portfolio Funds
-  AIM Variable Insurance Funds                        -  AIM Variable Insurance Funds
-  American Century(R) Variable Portfolios, Inc.       -  OCC Accumulation Trust
-  Janus Aspen Series: Institutional Shares            -  Putnam Variable Trust - Class IA Shares
-  OCC Accumulation Trust
-  Oppenheimer Variable Account Funds
-  Putnam Variable Trust - Class IB Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Centurion Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     3
EXPENSE SUMMARY                                           5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)               8
FINANCIAL STATEMENTS                                     11
PERFORMANCE INFORMATION                                  11
THE VARIABLE ACCOUNT AND THE FUNDS                       12
THE FIXED ACCOUNT                                        17
BUYING YOUR CONTRACT                                     17
CHARGES                                                  18
VALUING YOUR INVESTMENT                                  20
MAKING THE MOST OF YOUR CONTRACT                         21
WITHDRAWALS                                              24
CHANGING OWNERSHIP                                       25
BENEFITS IN CASE OF DEATH                                25
THE ANNUITY PAYOUT PERIOD                                27
TAXES                                                    28
VOTING RIGHTS                                            30
SUBSTITUTION OF INVESTMENTS                              30
ABOUT THE SERVICE PROVIDERS                              30
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    32

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred. All other contracts are considered NONQUALIFIED ANNUITIES.


RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 17)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 17)

MINIMUM ALLOWABLE PURCHASE PAYMENTS
     Initial purchase payment:
          $2,000 (We reserve the right to decrease the minimum payment.) Additional purchase payments:
          $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:
     $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 23)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 24)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 25)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 25)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 27)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 28)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);


-    withdrawal charge; and

-    the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract. You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

               YEARS FROM PURCHASE                WITHDRAWAL CHARGE
                 PAYMENT RECEIPT                     PERCENTAGE
                       1                                   7%
                       2                                   6
                       3                                   5
                       4                                   4
                       5                                   3
                       6                                   2
                       7                                   1
                       Thereafter                          0

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value):
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE    0.15%
   MORTALITY AND EXPENSE RISK FEE            1.25%
                                             ----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES    1.40%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES        TOTAL
AXP(R) Variable Portfolio -
      Bond Fund                                                            .60%          .13%          .07%          .80%(1)
      Capital Resource Fund                                                .61           .13           .04           .78(1)
      Cash Management Fund                                                 .51           .13           .04           .68(1)
      International Fund                                                   .83           .13           .08          1.04(1)
      Managed Fund                                                         .59           .13           .04           .76(1)
      NEW DIMENSIONS FUND(R)                                               .60           .13           .06           .79(1)
      Strategy Aggressive Fund                                             .60           .13           .05           .78(1)
AIM V.I
      Core Equity Fund, Series I                                           .61            --           .22           .83(2)
      (previously AIM V.I. Growth and Income Fund, Series I)
      International Growth Fund, Series I                                  .73            --           .32          1.05(2)
      (previously AIM V.I. International Equity Fund, Series I)
      Premier Equity Fund, Series I                                        .60            --           .25           .85(2)
      (previously AIM V.I. Value Fund, Series I)
American Century(R) Variable Portfolios, Inc.
      VP Income and Growth                                                 .70            --            --           .70(3)
      VP Value                                                             .97            --            --           .97(3),(4)
Janus Aspen Series
      Balanced Portfolio: Institutional Shares                             .65            --           .01           .66(5)
      Worldwide Growth Portfolio: Institutional Shares                     .65            --           .04           .69(5)
OCC Accumulation Trust
      Equity Portfolio                                                     .80            --           .13           .93(6)
      Managed Portfolio                                                    .78            --           .10           .88(6)
      Small Cap Portfolio                                                  .80            --           .10           .90(6)
      U.S. Government Income Portfolio                                     .60            --           .40          1.01(6),(7)
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA                                         .64            --           .04           .68(8)
      High Income Fund/VA                                                  .74            --           .05           .79(8)
Putnam Variable Trust
      Putnam VT Diversified Income Fund - Class IA Shares                  .68            --           .11           .79(8)
      Putnam VT Diversified Income Fund - Class IB Shares                  .68           .25           .11          1.04(9)
      Putnam VT Growth and Income Fund - Class IA Shares                   .46            --           .05           .51(8)
      Putnam VT Growth and Income Fund - Class IB Shares                   .46           .25           .05           .76(9)
      Putnam VT High Yield Fund - Class IA Shares                          .67            --           .09           .76(8)
      Putnam VT High Yield Fund - Class IB Shares                          .67           .25           .09          1.01(9)
      Putnam VT New Opportunities Fund - Class IA Shares                   .54            --           .05           .59(8)
      Putnam VT Voyager Fund - Class IB Shares                             .53           .25           .04           .82(9)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3)  Annualized operating expenses of funds at Dec. 31, 2001.

(4) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(5) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(6) Figures in "Other Expenses" are inclusive of expenses offset by earning credits from custodian bank.

(7) The Investment Advisor waived a portion of its fee. If such waiver had not been in effect, expenses would have been 1.05%.

(8) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(9) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                   FULL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio -
       Bond Fund                                                     $    93.31   $   121.81   $   152.93   $   263.17
       Capital Resource Fund                                              93.10       121.19       151.90       261.10
       Cash Management Fund                                               92.08       118.10       146.73       250.70
       International Fund                                                 95.77       129.19       165.24       287.68
       Managed Fund                                                       92.90       120.57       150.87       259.03
       NEW DIMENSIONS FUND(R)                                             93.21       121.50       152.42       262.14
       Strategy Aggressive Fund                                           93.10       121.19       151.90       261.10
AIM V.I
       Core Equity Fund, Series I                                         93.62       122.73       154.48       266.27
       (previously AIM V.I. Growth and Income Fund, Series I)
       International Growth Fund, Series I                                95.87       129.50       165.75       288.69
       (previously AIM V.I. International Equity Fund, Series I)
       Premier Equity Fund, Series I                                      93.82       123.35       155.51       268.32
       (previously AIM V.I. Value Fund, Series I)
American Century(R) Variable Portfolios, Inc.
       VP Income and Growth                                               92.28       118.72       147.77       252.79
       VP Value                                                           95.05       127.04       161.66       280.59
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                           91.87       117.48       145.70       248.60
       Worldwide Growth Portfolio:  Institutional Shares                  92.18       118.41       147.25       251.74
OCC Accumulation Trust
       Equity Portfolio                                                   94.64       125.81       159.61       276.52
       Managed Portfolio                                                  94.13       124.27       157.05       271.40
       Small Cap Portfolio                                                94.33       124.89       158.08       273.45
       U.S. Government Income Portfolio                                   95.36       127.97       163.20       283.63
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                       92.08       118.10       146.73       250.70
       High Income Fund/VA                                                93.21       121.50       152.42       262.14
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares                93.21       121.50       152.42       262.14
       Putnam VT Diversified Income Fund - Class IB Shares                95.77       129.19       165.24       287.68
       Putnam VT Growth and Income Fund - Class IA Shares                 90.34       112.84       137.89       232.77
       Putnam VT Growth and Income Fund - Class IB Shares                 92.90       120.57       150.87       259.03
       Putnam VT High Yield Fund - Class IA Shares                        92.90       120.57       150.87       259.03
       Putnam VT High Yield Fund - Class IB Shares                        95.46       128.27       163.71       284.65
       Putnam VT New Opportunites Fund - Class IA Shares                  91.16       115.32       142.06       241.24
       Putnam VT Voyager Fund - Class IB Shares                           93.51       122.43       153.96       265.23

                                                                             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio -
       Bond Fund                                                     $    23.31   $    71.81   $   122.93   $   263.17
       Capital Resource Fund                                              23.10        71.19       121.90       261.10
       Cash Management Fund                                               22.08        68.10       116.73       250.70
       International Fund                                                 25.77        79.19       135.24       287.68
       Managed Fund                                                       22.90        70.57       120.87       259.03
       NEW DIMENSIONS FUND (R)                                            23.21        71.50       122.42       262.14
       Strategy Aggressive Fund                                           23.10        71.19       121.90       261.10
AIM V.I
       Core Equity Fund, Series I                                         23.62        72.73       124.48       266.27
       (previously AIM V.I. Growth and Income Fund, Series I)
       International Growth Fund, Series I                                25.87        79.50       135.75       288.69
       (previously AIM V.I. International Equity Fund, Series I)
       Premier Equity Fund, Series I                                      23.82        73.35       125.51       268.32
       (previously AIM V.I. Value Fund, Series I)
American Century(R) Variable Portfolios, Inc.
       VP Income and Growth                                               22.28        68.72       117.77       252.79
       VP Value                                                           25.05        77.04       131.66       280.59
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                           21.87        67.48       115.70       248.60
       Worldwide Growth Portfolio:  Institutional Shares                  22.18        68.41       117.25       251.74
OCC Accumulation Trust
       Equity Portfolio                                                   24.64        75.81       129.61       276.52
       Managed Portfolio                                                  24.13        74.27       127.05       271.40
       Small Cap Portfolio                                                24.33        74.89       128.08       273.45
       U.S. Government Income Portfolio                                   25.36        77.97       133.20       283.63
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                       22.08        68.10       116.73       250.70
       High Income Fund/VA                                                23.21        71.50       122.42       262.14
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares                23.21        71.50       122.42       262.14
       Putnam VT Diversified Income Fund - Class IB Shares                25.77        79.19       135.24       287.68
       Putnam VT Growth and Income Fund - Class IA Shares                 20.34        62.84       107.89       232.77
       Putnam VT Growth and Income Fund - Class IB Shares                 22.90        70.57       120.87       259.03
       Putnam VT High Yield Fund - Class IA Shares                        22.90        70.57       120.87       259.03
       Putnam VT High Yield Fund - Class IB Shares                        25.46        78.27       133.71       284.65
       Putnam VT New Opportunites Fund - Class IA Shares                  21.16        65.32       112.06       241.24
       Putnam VT Voyager Fund - Class IB Shares                           23.51        72.43       123.96       265.23

* In this example, the $30 contract administrative charge is approximated as a 0.074% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                                2001      2000      1999

SUBACCOUNT ISI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                    $ 1.01    $ 0.97    $ 0.97
Accumulation unit value at end of period                                                          $ 1.08    $ 1.01    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                              943     1,016       898
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT ICR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                    $ 1.23    $ 1.51    $ 1.24
Accumulation unit value at end of period                                                          $ 0.99    $ 1.23    $ 1.51
Number of accumulation units outstanding at end of period (000 omitted)                              963       970       861
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $ 1.05    $ 1.01    $ 1.01
Accumulation unit value at end of period                                                          $ 1.08    $ 1.05    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                               50        59        --
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%
Simple yield(2)                                                                                     0.15%     4.50%     4.53%
Compound yield(2)                                                                                   0.15%     4.60%     4.63%

SUBACCOUNT IIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                    $ 1.18    $ 1.60    $ 1.11
Accumulation unit value at end of period                                                          $ 0.83    $ 1.18    $ 1.60
Number of accumulation units outstanding at end of period (000 omitted)                              257       192       143
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                    $ 1.17    $ 1.22    $ 1.07
Accumulation unit value at end of period                                                          $ 1.03    $ 1.17    $ 1.22
Number of accumulation units outstanding at end of period (000 omitted)                            2,216     2,219     1,962
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IGD(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                    $ 1.34    $ 1.50    $ 1.15
Accumulation unit value at end of period                                                          $ 1.10    $ 1.34    $ 1.50
Number of accumulation units outstanding at end of period (000 omitted)                              151       119        88
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                    $ 1.26    $ 1.57    $ 0.93
Accumulation unit value at end of period                                                          $ 0.83    $ 1.26    $ 1.57
Number of accumulation units outstanding at end of period (000 omitted)                              626       438       427
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.28    $ 1.52    $ 1.15
Accumulation unit value at end of period                                                          $ 0.98    $ 1.28    $ 1.52
Number of accumulation units outstanding at end of period (000 omitted)                              932       724       381
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I)
(PREVIOUSLY AIM V.I. INTERNATIONAL EQUITY FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.15    $ 1.59    $ 1.04
Accumulation unit value at end of period                                                          $ 0.87    $ 1.15    $ 1.59
Number of accumulation units outstanding at end of period (000 omitted)                              344       266       230
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%


YEAR ENDED DEC. 31,                                                                                1998      1997

SUBACCOUNT ISI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                    $ 0.97    $ 1.00
Accumulation unit value at end of period                                                          $ 0.97    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                              566        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT ICR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                    $ 1.01    $ 1.00
Accumulation unit value at end of period                                                          $ 1.24    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                              753        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                    $ 1.00    $ 1.00
Accumulation unit value at end of period                                                          $ 1.01    $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)                               13        --
Ratio of operating expense to average net assets                                                    1.40%       --
Simple yield(2)                                                                                     3.29%       --
Compound yield(2)                                                                                   3.34%       --

SUBACCOUNT IIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                    $ 0.97    $ 1.00
Accumulation unit value at end of period                                                          $ 1.11    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                               56        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                    $ 0.97    $ 1.00
Accumulation unit value at end of period                                                          $ 1.07    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                            1,650        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IGD(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.15        --
Number of accumulation units outstanding at end of period (000 omitted)                                4        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                    $ 0.92    $ 1.00
Accumulation unit value at end of period                                                          $ 0.93    $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)                              269        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.15        --
Number of accumulation units outstanding at end of period (000 omitted)                                6        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I)
(PREVIOUSLY AIM V.I. INTERNATIONAL EQUITY FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.04        --
Number of accumulation units outstanding at end of period (000 omitted)                                4        --
Ratio of operating expense to average net assets                                                    1.40%       --

YEAR ENDED DEC. 31,                                                                                2001      2000      1999
SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.25    $ 1.48    $ 1.16
Accumulation unit value at end of period                                                          $ 1.08    $ 1.25    $ 1.48
Number of accumulation units outstanding at end of period (000 omitted)                              889       761       482
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME AND GROWTH)
Accumulation unit value at beginning of period                                                    $ 1.13    $ 1.28    $ 1.10
Accumulation unit value at end of period                                                          $ 1.02    $ 1.13    $ 1.28
Number of accumulation units outstanding at end of period (000 omitted)                              403       278       180
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period                                                    $ 1.13    $ 0.97    $ 1.00
Accumulation unit value at end of period                                                          $ 1.26    $ 1.13    $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)                              192       199       116
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                                    $ 1.39    $ 1.44    $ 1.15
Accumulation unit value at end of period                                                          $ 1.31    $ 1.39    $ 1.44
Number of accumulation units outstanding at end of period (000 omitted)                            3,536     3,145     1,783
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL
SHARES)
Accumulation unit value at beginning of period                                                    $ 1.51    $ 1.82    $ 1.12
Accumulation unit value at end of period                                                          $ 1.16    $ 1.51    $ 1.82
Number of accumulation units outstanding at end of period (000 omitted)                              746       648       280
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.13    $ 1.04    $ 1.03
Accumulation unit value at end of period                                                          $ 1.03    $ 1.13    $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)                              162       164       101
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IMD(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.22    $ 1.13    $ 1.09
Accumulation unit value at end of period                                                          $ 1.15    $ 1.22    $ 1.13
Number of accumulation units outstanding at end of period (000 omitted)                            1,278     1,378     1,293
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.41    $ 0.99    $ 1.02
Accumulation unit value at end of period                                                          $ 1.50    $ 1.41    $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                              177       187       125
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.14    $ 1.05    $ 1.08
Accumulation unit value at end of period                                                          $ 1.20    $ 1.14    $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                              974       986     1,070
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                                                    $ 1.56    $ 1.59    $ 1.14
Accumulation unit value at end of period                                                          $ 1.35    $ 1.56    $ 1.59
Number of accumulation units outstanding at end of period (000 omitted)                              742       507       329
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                                                    $ 1.02    $ 1.07    $ 1.04
Accumulation unit value at end of period                                                          $ 1.02    $ 1.02    $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                              408       344       253
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%


YEAR ENDED DEC. 31,                                                                                1998      1997
SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.16        --
Number of accumulation units outstanding at end of period (000 omitted)                                8        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME AND GROWTH)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.10        --
Number of accumulation units outstanding at end of period (000 omitted)                                8        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.00        --
Number of accumulation units outstanding at end of period (000 omitted)                                3        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.15        --
Number of accumulation units outstanding at end of period (000 omitted)                               37        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.12        --
Number of accumulation units outstanding at end of period (000 omitted)                               11        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.03        --
Number of accumulation units outstanding at end of period (000 omitted)                                3        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IMD(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.03    $ 1.00
Accumulation unit value at end of period                                                          $ 1.09    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                            1,274        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.02        --
Number of accumulation units outstanding at end of period (000 omitted)                                8        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                                                    $ 1.01    $ 1.00
Accumulation unit value at end of period                                                          $ 1.08    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                            1,042        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.14        --
Number of accumulation units outstanding at end of period (000 omitted)                               12        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.04        --
Number of accumulation units outstanding at end of period (000 omitted)                                6        --
Ratio of operating expense to average net assets                                                    1.40%       --

YEAR ENDED DEC. 31,                                                                                2001      2000      1999
SUBACCOUNT IDI(4) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 0.98    $ 0.99    $ 0.99
Accumulation unit value at end of period                                                          $ 1.00    $ 0.98    $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                              472       546       605
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 1.01    $ 1.03    $ 1.02
Accumulation unit value at end of period                                                          $ 1.03    $ 1.01    $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)                              676       553       428
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IGI(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.30    $ 1.21    $ 1.21
Accumulation unit value at end of period                                                          $ 1.20    $ 1.30    $ 1.21
Number of accumulation units outstanding at end of period (000 omitted)                            1,284     1,528     1,585
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 1.13    $ 1.06    $ 1.06
Accumulation unit value at end of period                                                          $ 1.04    $ 1.13    $ 1.06
Number of accumulation units outstanding at end of period (000 omitted)                            1,769     1,720       866
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IHY(4) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 0.89    $ 0.99    $ 0.94
Accumulation unit value at end of period                                                          $ 0.91    $ 0.89    $ 0.99
Number of accumulation units outstanding at end of period (000 omitted)                              674       770       859
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 0.98    $ 1.08    $ 1.04
Accumulation unit value at end of period                                                          $ 1.00    $ 0.98    $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)                              324       305       235
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT INO(4) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.57    $ 2.16    $ 1.29
Accumulation unit value at end of period                                                          $ 1.09    $ 1.57    $ 2.16
Number of accumulation units outstanding at end of period (000 omitted)                              513       516       471
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB
SHARES)
Accumulation unit value at beginning of period                                                    $ 1.50    $ 1.82    $ 1.17
Accumulation unit value at end of period                                                          $ 1.14    $ 1.50    $ 1.82
Number of accumulation units outstanding at end of period (000 omitted)                            1,324     1,073       538
Ratio of operating expense to average net assets                                                    1.40%     1.40%     1.40%

YEAR ENDED DEC. 31,                                                                                1998      1997
SUBACCOUNT IDI(4) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.01    $ 1.00
Accumulation unit value at end of period                                                          $ 0.99    $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)                              662        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.02        --
Number of accumulation units outstanding at end of period (000 omitted)                               14        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IGI(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.07    $ 1.00
Accumulation unit value at end of period                                                          $ 1.21    $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)                            1,538        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                               17        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IHY(4) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.02    $ 1.00
Accumulation unit value at end of period                                                          $ 0.94    $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)                            1,150        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.04        --
Number of accumulation units outstanding at end of period (000 omitted)                               14        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT INO(4) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                    $ 1.05    $ 1.00
Accumulation unit value at end of period                                                          $ 1.29    $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)                              411        --
Ratio of operating expense to average net assets                                                    1.40%       --

SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB
SHARES)
Accumulation unit value at beginning of period                                                    $ 1.00        --
Accumulation unit value at end of period                                                          $ 1.17        --
Number of accumulation units outstanding at end of period (000 omitted)                               14        --
Ratio of operating expense to average net assets                                                    1.40%       --


(1) Operations commenced on Oct. 24, 1997. These subaccounts had no activity in 1997.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Nov. 4, 1998.

(4) Operations commenced on Oct. 27, 1997. These subaccounts had no activity in 1997.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    variable account administrative charge,

-    mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



                               AVAILABLE
                               UNDER             AVAILABLE UNDER
                               ACL PERSONAL      ACL PERSONAL
SUBACCOUNT  INVESTING IN       PORTFOLIO PLUS 2  PORTFOLIO        INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISER OR MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
ISI         AXP(R) Variable     Yes               Yes             Objective: high level of            IDS Life Insurance
            Portfolio -                                           current income while                Company (IDS Life),
            Bond Fund                                             conserving the value of the         investment manager;
                                                                  investment and continuing a         American Express
                                                                  high level of income for the        Financial Corporation
                                                                  longest time period. Invests        (AEFC),  investment
                                                                  primarily in bonds and other        adviser.
                                                                  debt obligations.

ICR         AXP(R) Variable    Yes               Yes              Objective: capital                  IDS Life, investment
            Portfolio -                                           appreciation. Invests               manager; AEFC,
            Capital Resource                                      primarily in U.S. common            investment adviser.
            Fund                                                  stocks and other securities
                                                                  convertible into common
                                                                  stocks.

IMS         AXP(R) Variable    Yes               Yes              Objective: maximum current          IDS Life, investment
            Portfolio - Cash                                      income consistent with              manager; AEFC,
            Management Fund                                       liquidity and stability of          investment adviser.
                                                                  principal. Invests primarily
                                                                  in money market securities.

IIE         AXP(R) Variable    Yes               Yes              Objective: capital                  IDS Life, investment
            Portfolio -                                           appreciation.  Invests              manager; AEFC, investment
            International                                         primarily in common stocks or       adviser; American Express
            Fund                                                  convertible securities of           Asset Management
                                                                  foreign issuers that offer          International, Inc., a
                                                                  strong growth potential.            wholly-owned subsidiary
                                                                                                      of AEFC, is the
                                                                                                      sub-adviser.

IMG         AXP(R) Variable    Yes               Yes              Objective: maximum total            IDS Life, investment
            Portfolio -                                           investment return through a         manager; AEFC,
            Managed Fund                                          combination of capital growth       investment adviser.
                                                                  and current income.  Invests
                                                                  primarily in a combination of
                                                                  common and preferred stocks,
                                                                  convertible securities, bonds
                                                                  and other debt securities.

IGD         AXP(R) Variable    Yes               No               Objective: long-term growth         IDS Life, investment
            Portfolio - New                                       of capital. Invests primarily       manager; AEFC,
            Dimensions Fund(R)                                    in common stocks showing            investment adviser.
                                                                  potential for significant
                                                                  growth.

IAG         AXP(R) Variable    Yes               Yes              Objective: capital                  IDS Life, investment
            Portfolio -                                           appreciation.  Invests              manager; AEFC,
            Strategy                                              primarily in equity                 investment adviser.
            Aggressive Fund                                       securities  of growth
                                                                  companies.

                                AVAILABLE
                                UNDER             AVAILABLE UNDER
                                ACL PERSONAL      ACL PERSONAL
SUBACCOUNT  INVESTING IN        PORTFOLIO PLUS 2  PORTFOLIO        INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
IGN         AIM V.I. Core       Yes               No               Objective: growth of capital,       A I M Advisors, Inc.
            Equity Fund,                                           with current income a
            Series I                                               secondary objective. Invests
            (previously AIM                                        normally at least 80% of its
            V.I. Growth and                                        net assets, plus the amount
            Income Fund,                                           of any borrowings for
            Series I )                                             investment purposes, in
                                                                   equity securities, including
                                                                   convertible securities of
                                                                   established companies that
                                                                   have long-term above-average
                                                                   growth in earnings and
                                                                   dividends and growth
                                                                   companies that are believed
                                                                   to have the potential for
                                                                   above-average growth in
                                                                   earnings and dividends.

IIN         AIM V.I.            Yes               Yes              Objective: long-term growth         A I M Advisors, Inc.
            International                                          of capital. Invests primarily
            Growth Fund,                                           in a diversified portfolio of
            Series I                                               international equity
            (previously AIM                                        securities, whose issuers are
            V.I.                                                   considered to have strong
            International                                          earnings momentum.
            Equity Fund,
            Series I )

IVA         AIM V.I. Premier    Yes               No               Objective: long-term growth         A I M Advisors, Inc.
            Equity Fund,                                           of capital with income as a
            Series I                                               secondary objective. Invests
            (previously AIM                                        normally at least 80% of its
            V.I. Value Fund,                                       net assets, plus the amount
            Series I )                                             of any borrowings for
                                                                   investment purposes, in
                                                                   equity securities including
                                                                   convertible securities. The
                                                                   fund may also invest in
                                                                   preferred stocks and debt
                                                                   instruments that have
                                                                   prospects for growth of
                                                                   capital.

IIG         American Century(R) Yes               No               Objective: long-term capital        American Century Investment
            VP Income and                                          growth.  Income is a                Management, Inc.
            Growth                                                 secondary objective. Invests
                                                                   primarily in common stocks.

IVL         American Century(R) Yes               No               Objective: long-term capital        American Century Investment
            VP Value                                               growth, with income as a            Management, Inc.
                                                                   secondary objective. Invests
                                                                   primarily in stocks of
                                                                   companies that management
                                                                   believes to be undervalued at
                                                                   the time of purchase.

ISB         Janus Aspen         Yes               No               Objective: long-term growth         Janus Capital
            Series Balanced                                        of capital, balanced by
            Portfolio:                                             current income. Normally
            Institutional                                          invests 40-60% of its assets
            Shares                                                 in securities selected
                                                                   primarily for their growth
                                                                   potential and 40-60% in
                                                                   securities selected primarily
                                                                   for their income potential.
                                                                   The Portfolio will normally
                                                                   invest at least 25% of its
                                                                   assets in fixed-income
                                                                   securities.

                               AVAILABLE
                               UNDER             AVAILABLE UNDER
                               ACL PERSONAL      ACL PERSONAL
SUBACCOUNT  INVESTING IN       PORTFOLIO PLUS 2  PORTFOLIO        INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
IWG         Janus Aspen        Yes               No               Objective: long-term growth         Janus Capital
            Series Worldwide                                      of capital in a manner
            Growth                                                consistent with the
            Portfolio:                                            preservation of capital.
            Institutional                                         Invests primarily in common
            Shares                                                stocks of companies of any
                                                                  size located throughout the
                                                                  world. The Portfolio normally
                                                                  invests in issuers from at
                                                                  least five different
                                                                  countries, including the
                                                                  United States. The Portfolio
                                                                  may at times invest in fewer
                                                                  than five countries or even a
                                                                  single country.

IEQ         OCC Accumulation   Yes               No               Objective: long-term capital        OpCap Advisors
            Trust Equity                                          appreciation. Invests in a
            Portfolio                                             diversified portfolio of
                                                                  equity securities selected on
                                                                  the basis of a value-oriented
                                                                  approach to investing.

IMD         OCC Accumulation   Yes               Yes              Objective: growth of capital.       OpCap Advisors
            Trust Managed                                         Invests in common stocks,
            Portfolio                                             bonds, money market and cash
                                                                  equivalent securities, the
                                                                  percentage of which will vary
                                                                  based on management's
                                                                  assessment of relative
                                                                  investment values.

ISC         OCC Accumulation   Yes               No               Objective: capital                  OpCap Advisors
            Trust Small Cap                                       appreciation.  Invests in a
            Portfolio                                             diversified portfolio of
                                                                  equity securities of
                                                                  companies with market
                                                                  capitalizations of up to $2
                                                                  billion.

IUS         OCC Accumulation   Yes               Yes              Objective: high level of            OpCap Advisors
            Trust U.S.                                            current income together with
            Government                                            protection of capital.
            Income Portfolio                                      Invests exclusively in debt
                                                                  obligations, including
                                                                  mortgage-backed securities,
                                                                  issued or guaranteed by the
                                                                  United States government, its
                                                                  agencies or instrumentalities.

IGR         Oppenheimer        Yes               No               Objective: capital                  OppenheimerFunds, Inc.
            Capital                                               appreciation.  Invests in
            Appreciation                                          securities of well-known,
            Fund/VA                                               established companies.

IHI         Oppenheimer High   Yes               No               Objective: high level of            OppenheimerFunds, Inc.
            Income Fund/VA                                        current income from
                                                                  investments in high-yield
                                                                  fixed-income securities.

                                AVAILABLE
                                UNDER             AVAILABLE UNDER
                                ACL PERSONAL      ACL PERSONAL
SUBACCOUNT  INVESTING IN        PORTFOLIO PLUS 2  PORTFOLIO        INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
IDI         Putnam VT           No                Yes              Objective: seeks as high a          Putnam Investment
            Diversified                                            level of current income as          Management, LLC
            Income Fund -                                          Putnam Investment Management,
            Class IA Shares                                        LLC (Putnam Management)
                                                                   believes is consistent with
                                                                   preservation of capital.  The
                                                                   fund seeks its goal by
                                                                   investing  in multi-sector
                                                                   bonds.

IPD         Putnam VT           Yes               No               Objective: seeks as high a          Putnam Investment
            Diversified                                            level of current income as          Management, LLC
            Income Fund -                                          Putnam Management believes is
            Class IB Shares                                        consistent with preservation
                                                                   of capital. The fund seeks
                                                                   its goal by investing in
                                                                   multi-sector bonds.

IGI         Putnam VT Growth    No                Yes              Objective: capital growth and       Putnam Investment
            and Income Fund                                        current income. The fund            Management, LLC
            - Class IA                                             seeks its goal by investing
            Shares                                                 mainly in common stocks of
                                                                   U.S. companies with a focus
                                                                   on value stocks that offer
                                                                   the potential for capital
                                                                   growth, current income, or
                                                                   both.

IPG         Putnam VT Growth    Yes               No               Objective: capital growth and       Putnam Investment
            and Income Fund                                        current income. The fund            Management, LLC
            - Class IB                                             seeks its goal by investing
            Shares                                                 mainly in common stocks of
                                                                   U.S. companies with a focus
                                                                   on value stocks that offer
                                                                   the potential for capital
                                                                   growth, current income, or
                                                                   both.

IHY         Putnam VT High      No                Yes              Objective: seeks high current       Putnam Investment
            Yield Fund -                                           income. Capital growth is a         Management, LLC
            Class IA Shares                                        secondary goal when
                                                                   consistent with achieving
                                                                   high current income. The fund
                                                                   seeks its goal by investing
                                                                   at least 80% of the fund's
                                                                   net assets in U.S. corporate
                                                                   bonds rated below
                                                                   investment-grade (junk bonds)
                                                                   and that have intermediate to
                                                                   long-term maturities (three
                                                                   years or longer).

IPH         Putnam VT High      Yes               No               Objective: seeks high current       Putnam Investment
            Yield Fund -                                           income. Capital growth is a         Management, LLC
            Class IB Shares                                        secondary goal when
                                                                   consistent with achieving
                                                                   high current income. The fund
                                                                   seeks its goal by investing
                                                                   at least 80% of the fund's
                                                                   net assets in U.S. corporate
                                                                   bonds rated below
                                                                   investment-grade (junk bonds)
                                                                   and that have intermediate to
                                                                   long-term maturities (three
                                                                   years or longer).

                                AVAILABLE
                                UNDER             AVAILABLE UNDER
                                ACL PERSONAL      ACL PERSONAL
SUBACCOUNT  INVESTING IN        PORTFOLIO PLUS 2  PORTFOLIO        INVESTMENT OBJECTIVES AND POLICIES  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
INO         Putnam VT  New      No                Yes              Objective: long-term capital        Putnam Investment
            Opportunities                                          appreciation. The fund seeks        Management, LLC
            Fund -  Class IA                                       its goal by investing mainly
            Shares                                                 in common stocks of U.S.
                                                                   companies with a focus on
                                                                   growth stocks in sectors of
                                                                   the economy that Putnam
                                                                   Management believes to have
                                                                   high growth potential.

IPV         Putnam VT           Yes               No               Objective: capital                  Putnam Investment
            Voyager Fund -                                         appreciation.  The fund seeks       Management, LLC
            Class IB Shares                                        its goal by investing mainly
                                                                   in common stocks of U.S.
                                                                   companies with a focus on
                                                                   growth stocks.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities).

When you apply, you may select:

-    the fixed account and/or subaccounts in which you want to invest;

-    how you want to make purchase payments;

-    the date you want to start receiving annuity payouts (the retirement date);
     and

-    a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office. You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.


THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

-    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS
      Initial purchase payment:         $2,000 (We reserve the right to decrease
                                        the minimum payment.)
      Additional purchase payments:     $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:    $1,000,000 of cumulative payments
                                        (We reserve the right to increase the
                                        maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS

BY LETTER:

Send your check along with your name and contract number to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5555
ALBANY, NY 12205-0555 Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

            YEARS FROM PURCHASE                           WITHDRAWAL CHARGE
              PAYMENT RECEIPT                                PERCENTAGE
                    1                                            7%
                    2                                            6
                    3                                            5
                    4                                            4
                    5                                            3
                    6                                            2
                    7                                            1
                    Thereafter                                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED             $1,000
-----------------------   OR     ------  = $1,075.27
1.00 - SURRENDER CHARGE           .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-    We received these payments:

     --   $10,000 July 1, 2002;

     --   $8,000 Dec. 31, 2007;

     --   $6,000 Feb. 20, 2010; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2012 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
     $    0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

          0 $10,000 July 1, 2002 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

        240 $8,000 Dec. 31, 2007 purchase payment is in its fifth year from receipt, withdrawn with a 3% withdrawal charge; and

        240          $6,000 Feb. 20, 2010 purchase payment is in its fourth year
       ----          from receipt, withdrawn with a 4% withdrawal charge.

       $480


WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan; and

-    death benefits.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and


-    minus any prorated portion of the contract administrative charge.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges; and/or


-    a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses;

-    mortality and expense risk fees; and/or

-    variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by participating in an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                    NUMBER
                                                                 AMOUNT         ACCUMULATION       OF UNITS
                                                MONTH           INVESTED         UNIT VALUE        PURCHASED
By investing an equal number
of dollars each month...                        Jan               $100               $20             5.00

                                                Feb                100               18              5.56

you automatically buy                           Mar                100               17              5.88
more units when the
per unit market price is low...   --------->    Apr                100               15              6.67

                                                May                100               16              6.25

                                                Jun                100               18              5.56

                                                Jul                100               17              5.88

and fewer units                                 Aug                100               19              5.26
when the per unit
market price is high.             --------->    Sept               100               21              4.76

                                                Oct                100               20              5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:


       IF YOUR NET CONTRACT VALUE(1) IS ...         WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
             $10,000-$49,999                                   Tier 1 DCA account
             $50,000 or more                                   Tier 2 DCA account(2)


(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month or twelve-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.


TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for three months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:    $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:    Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually

MAXIMUM AMOUNT

Transfers or withdrawals:   Contract value (except for automated transfers from
                            the fixed account)

3 BY PHONE:

Call between 8 a.m. and 4:30 p.m. Eastern time:

(800) 504-0469

MINIMUM AMOUNT

Transfers:            $500 or entire account balance

MAXIMUM AMOUNT

Transfers:            Contract value or entire account balance

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers are automatically available. You may request that telephone transfers not be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount and the fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-    payable to you.

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

YOUR ACL PERSONAL PORTFOLIO PLUS 2 CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value.

If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-    contract value;


-    total purchase payments minus death benefit adjustment; or

- the highest contract value on any prior contract anniversary, plus purchase payments and minus any death benefit adjustment since the contract anniversary.

We calculate the death benefit adjustment for each partial withdrawal by multiplying (a) x (b) where:


     (a) = the ratio of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and

     (b) = the death benefit on the date of (but prior to) the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

EXAMPLE:

-    You purchase a contract for $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2003 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:

     The highest contract value on any prior contract anniversary:    $24,000.00

     plus purchase payments since that anniversary:                        +0.00
     minus any death benefit adjustment taken since that anniversary:

             $1,500 X $24,000
             ----------------
                   $22,000                                             -1,636.36
                                                                      ----------
     resulting in a benefit of:                                       $22,363.64

YOUR ACL PERSONAL PORTFOLIO CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:


For contracts where either you or the annuitant were 76 or older at contract issue, we will pay the beneficiary the contract value.

For contracts where both you and the annuitant were 75 or younger at contract issue and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger at contract issue and if all withdrawals from the contract have been without withdrawal charges, we will pay the beneficiary the greatest of:


-    contract value;

-    total purchase payments minus amounts withdrawn; or

- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

     -- adding any purchase payments made since that most recent fifth contract anniversary, and

     -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:

-    You purchase contract for $20,000 on Jan. 1, 2002.

-    On Jan. 1, 2007 the contract value reaches $33,000.

- On Jan. 1, 2007 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-    On July 15, 2007 you make an additional payment of $1,000.

-    On March 1, 2008 the contract value falls to $31,000.

     We calculate the death benefit on March 1, 2008 as follows:

          The closest fifth anniversary contract value:               $33,000.00
          plus purchase payments since that anniversary                +1,000.00
          minus partial withdrawals taken since that anniversary:      -1,500.00
                                                                      ----------
     resulting in a death benefit of:                                 $32,500.00

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates).

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-    PLAN E: PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY):
     We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN CENTURION LIFE'S TAX STATUS: American Centurion Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Centurion Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Centurion Life, and therefore no charge is made against the subaccounts for federal income taxes. American Centurion Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,

-    the existing funds become unavailable, or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-    change the funds in which the subaccounts invest, and

-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 financial advisors.


The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, Albany, NY 12203. American Centurion Life conducts a conventional life insurance business in New York.


American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business. American Centurion Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN
V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Centurion Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                     p. 3

Calculating Annuity Payouts                 p. 7

Rating Agencies                             p. 8

Principal Underwriter                       p. 8

Independent Auditors                        p. 8

Financial Statements

[AMERICAN EXPRESS(R) LOGO]


AMERICAN CENTURION
LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 504-0469                                                    45066 H (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                          ACL PERSONAL PORTFOLIO PLUS(2)

                                       AND


                             ACL PERSONAL PORTFOLIO


                         ACL VARIABLE ANNUITY ACCOUNT 2


                                   MAY 1, 2002


ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension

Albany, NY 12203

(800) 504-0469

ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO


  ACL VARIABLE ANNUITY ACCOUNT 2

TABLE OF CONTENTS


Performance Information                                               p. 3
Calculating Annuity Payouts                                           p. 7
Rating Agencies                                                       p. 8
Principal Underwriter                                                 p. 8
Independent Auditors                                                  p. 8
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1+T)TO THE POWER OF n = ERV

where:             P = a hypothetical initial payment of $1,000
                   T = average annual total return
                   n = number of years
                 ERV = Ending Redeemable Value of a hypothetical $1,000
                       payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                                     PERFORMANCE OF                    PERFORMANCE
                                                                     THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR  COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
ISI          Bond Fund (10/97; 10/81)(b)                          (0.62%)     1.77%      (0.62%)     2.96%     5.83%      8.73%
ICR          Capital Resource Fund (10/97; 10/81)                (24.27)     (1.05)     (24.27)      3.17      5.25      10.45
IMS          Cash Management Fund (10/97; 10/81)                  (4.23)      1.84       (4.23)      2.87      2.93       4.80
IIE          International Fund (10/97; 1/92)                    (33.96)     (5.08)     (33.96)     (3.44)       --       2.37
IMG          Managed Fund (10/97; 4/86)                          (17.37)      1.58      (17.37)      4.75      7.25       8.64
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                (22.97)      1.89      (22.97)      7.84        --       8.94
IAG          Strategy Aggressive Fund (10/97; 1/92)              (37.83)     (3.84)     (37.83)     (0.57)       --       5.15

            AIM V.I.
IGN          Core Equity Fund, Series I (11/98; 5/94)            (28.60)     (2.04)     (28.60)      5.27        --       9.78
             (previously AIM V.I. Growth and
               Income Fund, Series I)
IIN          International Growth Fund, Series I (11/98; 5/93)   (29.25)     (5.57)     (29.25)     (0.50)       --       5.32
             (previously AIM V.I. International
               Equity Fund, Series I)
IVA          Premier Equity Fund, Series I (11/98; 5/93)         (19.22)      1.05      (19.22)      7.68        --      11.80
             (previously AIM V.I. Value Fund, Series I)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income and Growth (11/98; 10/97)                 (15.32)     (0.66)     (15.32)        --        --       4.71
IVL          VP Value (11/98; 5/96)                                4.18       6.40        4.18       9.78        --      10.79

            JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional
               Shares (11/98; 9/93)(c)                           (11.93)      7.69      (11.93)     12.13        --      12.69
IWG          Worldwide Growth Portfolio: Institutional
              Shares (11/98; 9/93)(c)                            (28.23)      3.51      (28.23)      9.12        --      14.11

            OCC ACCUMULATION TRUST
IEQ          Equity Portfolio (11/98; 8/88)                      (14.11)     (0.25)     (14.11)      6.21     11.27      11.76
IMD          Managed Portfolio (10/97; 8/88)                     (12.18)      3.09      (12.18)      5.47     11.56      13.62
ISC          Small Cap Portfolio (11/98; 8/88)                    (0.04)     12.69       (0.04)      9.25     11.25      11.79
IUS          U.S. Government Income Portfolio (10/97; 1/95)       (1.69)      3.72       (1.69)      3.91        --       4.91

                                        3

                                                                     PERFORMANCE OF                    PERFORMANCE
                                                                     THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR  COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)          (19.19%)     8.80%     (19.19%)    12.19%    13.57%     12.80%
IHI          High Income Fund/VA (11/98; 4/86)(d)                 (5.85)     (0.49)      (5.85)      0.84      7.17       8.41

            PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund - Class
               IA Shares (10/97; 9/93)                            (4.15)     (1.08)      (4.15)      0.26        --       2.83
IPD          Putnam VT Diversified Income Fund - Class
               IB Shares (11/98; 9/93)                            (4.44)     (0.22)      (4.44)      0.07        --       2.65
IGI          Putnam VT Growth and Income Fund - Class
               IA Shares (10/97; 2/88)                           (13.31)      2.56      (13.31)      6.09     10.38      11.39
IPG          Putnam VT Growth and Income Fund - Class
               IB Shares (11/98; 2/88)(e)                        (13.52)      0.04      (13.52)      5.92     10.21      11.22
IHY          Putnam VT High Yield Fund - Class
               IA Shares (10/97; 2/88)                            (4.10)     (3.33)      (4.10)     (0.39)     5.86       6.11
IPH          Putnam VT High Yield Fund - Class
               IB Shares (11/98; 2/88)(e)                         (4.31)     (1.33)      (4.31)     (0.50)     5.71       5.96
INO          Putnam VT New Opportunities Fund - Class
               IA Shares (10/97; 5/94)                           (35.16)      0.18      (35.16)      4.06        --      10.02
IPV          Putnam VT Voyager Fund - Class
               IB Shares (11/98; 2/88)                           (28.21)      3.10      (28.21)      7.92     11.25      12.78


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
(b) (Commencement date of the subaccount; Commencement date of the fund).


(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(d) Investments in low-grade corporate bonds have a higher default risk, less liquidity, and greater sensitivity to changes in the economy than investment-grade securities.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund are based on the performance of the fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31,
2001



                                                                     PERFORMANCE OF                    PERFORMANCE
                                                                     THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                         1 YEAR  COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

ISI          Bond Fund (10/97; 10/81)(b)                           6.10%      2.44%       6.10%      3.49%     5.83%      8.73%
ICR          Capital Resource Fund (10/97; 10/81)                (19.32)     (0.40)     (19.32)      3.70      5.25      10.45
IMS          Cash Management Fund (10/97; 10/81)                   2.23       2.51        2.23       3.40      2.93       4.80
IIE          International Fund (10/97; 1/92)                    (29.74)     (4.47)     (29.74)     (2.92)       --       2.37
IMG          Managed Fund (10/97; 4/86)                          (11.90)      2.25      (11.90)      5.25      7.25       8.64
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                (17.93)      3.09      (17.93)      8.28        --       9.18
IAG          Strategy Aggressive Fund (10/97; 1/92)              (33.90)     (3.22)     (33.90)     (0.02)       --       5.15

            AIM V.I.
IGN          Core Equity Fund, Series I (11/98; 5/94)            (23.98)     (0.90)     (23.98)      5.75        --       9.78
             (previously AIM V.I. Growth and Income Fund,
               Series I)
IIN          International Growth Fund, Series I (11/98; 5/93)   (24.68)     (4.49)     (24.68)      0.05        --       5.32
             (previously AIM V.I. International Equity Fund,
               Series I)
IVA          Premier Equity Fund, Series I (11/98; 5/93)         (13.89)      2.24      (13.89)      8.12        --      11.80
             (previously AIM V.I. Value Fund, Series I)

            AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income and Growth (11/98; 10/97)                  (9.70)      0.51       (9.70)        --        --       5.32
IVL          VP Value (11/98; 5/96)                               11.18       7.49       11.18      10.19        --      11.00

            JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional Shares
               (11/98; 9/93)(c)                                   (6.06)      8.75       (6.06)     12.51        --      12.69
IWG          Worldwide Growth Portfolio: Institutional Shares
               (11/98; 9/93)(c)                                  (23.58)      4.67      (23.58)      9.54        --      14.11

                                        4

                                                                    PERFORMANCE OF                    PERFORMANCE
                                                                    THE SUBACCOUNT                    OF THE FUND
                                                                             SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR  COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT
            OCC ACCUMULATION TRUST
IEQ          Equity Portfolio (11/98; 8/88)                       (8.39%)     0.92%      (8.39%)     6.68%    11.27%     11.76%
IMD          Managed Portfolio (10/97; 8/88)                      (6.32)      3.73       (6.32)      5.95     11.56      13.62
ISC          Small Cap Portfolio (11/98; 8/88)                     6.73      13.66        6.73       9.67     11.25      11.79
IUS          U.S. Government Income Portfolio (10/97; 1/95)        4.96       4.35        4.96       4.42        --       5.01

            OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)          (13.86)      9.85      (13.86)     12.56     13.57      12.80
IHI          High Income Fund/VA (11/98; 4/86)(d)                  0.48       0.68        0.48       1.40      7.17       8.41

            PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund - Class
               IA Shares (10/97; 9/93)                             2.31      (0.43)       2.31       0.81        --       2.83
IPD          Putnam VT Diversified Income Fund - Class
               IB Shares (11/98; 9/93)                             2.01       0.95        2.01       0.62        --       2.65
IGI          Putnam VT Growth and Income Fund - Class
               IA Shares (10/97; 2/88)                            (7.54)      3.21       (7.54)      6.56     10.38      11.39
IPG          Putnam VT Growth and Income Fund - Class
               IB Shares (11/98; 2/88)(e)                         (7.76)      1.21       (7.76)      6.39     10.21      11.22
IHY          Putnam VT High Yield Fund - Class
               IA Shares (10/97; 2/88)                             2.36      (2.70)       2.36       0.16      5.86       6.11
IPH          Putnam VT High Yield Fund - Class
               IB Shares (11/98; 2/88)(e)                          2.14      (0.18)       2.14       0.04      5.71       5.96
INO          Putnam VT New Opportunities Fund - Class
               IA Shares (10/97; 5/94)                           (31.03)      0.84      (31.03)      4.57        --      10.02
IPV          Putnam VT Voyager Fund - Class
               IB Shares (11/98; 2/88)                           (23.56)      4.27      (23.56)      8.36     11.25      12.78


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.
(b) (Commencement date of the subaccount; Commencement date of the fund).


(c) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(d) Investments in low-grade corporate bonds have a higher default risk, less liquidity, and greater sensitivity to changes in the economy than investment-grade securities.
(e) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund are based on the performance of the fund's Class IA shares adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN


Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING
IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include:

- the effect of any applicable withdrawal charge, or
- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT     INVESTING IN:                                            SIMPLE YIELD    COMPOUND YIELD
IMS            AXP(R) Variable Portfolio -- Cash Management Fund            0.15%            0.15%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)TO THE POWER OF 6 - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT     INVESTING IN:                                   YIELD
ISI            AXP(R) Variable Portfolio -- Bond Fund          5.64%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                         www.ambest.com
Fitch                                             www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Centurion Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Centurion Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $213,957; 2000: $594,377; and 1999: $673,812. AEFA
retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

ACL VARIABLE ANNUITY ACCOUNT 2 - ACL PERSONAL PORTFOLIO PLUS(2) AND ACL PERSONAL PORTFOLIO



Report of Independent Auditors


THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus2 and ACL Personal Portfolio (comprised of subaccounts ISI, ICR, IMS, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus2 and ACL Personal Portfolio at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.






ERNST & YOUNG LLP





Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  ------------------------------------------------
DECEMBER 31, 2001                                                                      ISI          ICR          IMS        IIE
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $  1,055,635  $ 1,363,139  $   53,652  $ 339,949
                                                                                  ------------------------------------------------
   at market value                                                                $  1,011,411  $   957,167  $   53,651  $ 213,706
Dividends receivable                                                                     4,657           --         281         --
Accounts receivable from American Centurion Life for contract purchase payments             --           93          --        188
Receivable from mutual funds and portfolios for share redemptions                           --           --          --         --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         1,016,068      957,260      53,932    213,894
==================================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                        1,061        1,009         206        226
   Administrative charge                                                                   127          121          25         27
   Contract terminations                                                                   383           --          --         --
Payable to mutual funds and portfolios for investments purchased                            --           --          --         --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        1,571        1,130         231        253
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            1,014,497      956,130      53,701    213,641
Net assets applicable to contracts in payment period                                        --           --          --         --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $  1,014,497  $   956,130  $   53,701  $ 213,641
==================================================================================================================================
Accumulation units outstanding                                                         943,189      963,302      49,853    257,151
==================================================================================================================================
Net asset value per accumulation unit                                             $       1.08  $      0.99  $     1.08  $    0.83
==================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
DECEMBER 31, 2001                                                                      IMG          IGD          IAG
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $  2,773,029  $   198,736  $  888,118
                                                                                  -------------------------------------
   at market value                                                                $  2,289,174  $   166,952  $  520,179
Dividends receivable                                                                        --           --          --
Accounts receivable from American Centurion Life for contract purchase payments            883           80         226
Receivable from mutual funds and portfolios for share redemptions                           --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                                         2,290,057      167,032     520,405
=======================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                        2,430          171         546
   Administrative charge                                                                   292           21          66
   Contract terminations                                                                    --           --          --
Payable to mutual funds and portfolios for investments purchased                            --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        2,722          192         612
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            2,287,335      166,840     519,793
Net assets applicable to contracts in payment period                                        --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $  2,287,335  $   166,840  $  519,793
=======================================================================================================================
Accumulation units outstanding                                                       2,215,746      151,251     625,522
=======================================================================================================================
Net asset value per accumulation unit                                             $       1.03  $      1.10  $     0.83
=======================================================================================================================

See accompanying notes to financial statements.

                                       10

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  ------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                                                           IGN          IIN         IVA          IIG
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $  1,198,827  $   442,720  $1,205,516  $ 447,445
                                                                                  ------------------------------------------------
   at market value                                                                $    909,296  $   298,990  $  956,572  $ 411,184
Dividends receivable                                                                        --           --          --         --
Accounts receivable from American Centurion Life for contract purchase payments            132          142         475          5
Receivable from mutual funds and portfolios for share redemptions                        1,068          348       1,125        478
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           910,496      299,480     958,172    411,667
==================================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                          954          311       1,005        427
   Administrative charge                                                                   114           37         120         51
   Contract terminations                                                                    --           --          --         --
Payable to mutual funds and portfolios for investments purchased                           132          142         475          5
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        1,200          490       1,600        483
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                              909,296      298,990     956,572    411,089
Net assets applicable to contracts in payment period                                        --           --          --         95
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $    909,296  $   298,990  $  956,572  $ 411,184
==================================================================================================================================
Accumulation units outstanding                                                         931,727      344,415     888,761    403,277
==================================================================================================================================
Net asset value per accumulation unit                                             $       0.98  $      0.87  $     1.08  $    1.02
==================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
DECEMBER 31, 2001(CONTINUED)                                                            IVL          ISB         IWG
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $    203,623  $ 5,140,631  $1,188,824
                                                                                  -------------------------------------
   at market value                                                                $    242,453  $ 4,620,146  $  864,241
Dividends receivable                                                                        --           --          --
Accounts receivable from American Centurion Life for contract purchase payments             --        2,245         126
Receivable from mutual funds and portfolios for share redemptions                          466        5,464       1,014
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                                           242,919    4,627,855     865,381
=======================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                          250        4,879         905
   Administrative charge                                                                    30          585         109
   Contract terminations                                                                   186           --          --
Payable to mutual funds and portfolios for investments purchased                            --        2,245         126
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          466        7,709       1,140
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                              242,453    4,619,740     864,241
Net assets applicable to contracts in payment period                                        --          406          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $    242,453  $ 4,620,146  $  864,241
=======================================================================================================================
Accumulation units outstanding                                                         192,267    3,535,824     746,179
=======================================================================================================================
Net asset value per accumulation unit                                             $       1.26  $      1.31  $     1.16
=======================================================================================================================

See accompanying notes to financial statements.

                                       11

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
                                                                                       IEQ          IMD         ISC         IUS
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $    176,350  $ 1,538,290  $  211,424  $1,153,468
                                                                                  -------------------------------------------------
   at market value                                                                $    167,805  $ 1,464,110  $  265,937  $1,167,907
Dividends receivable                                                                        --           --          --       5,573
Accounts receivable from American Centurion Life for contract purchase payments             --           --          --         432
Receivable from mutual funds and portfolios for share redemptions                          200        1,754         451       1,385
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           168,005    1,465,864     266,388   1,175,297
===================================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                          172        1,545         273       1,237
   Administrative charge                                                                    21          185          33         148
   Contract terminations                                                                     7           24         145          --
Payable to mutual funds and portfolios for investments purchased                            --           --          --       6,005
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          200        1,754         451       7,390
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                              167,805    1,464,110     265,937   1,167,907
Net assets applicable to contracts in payment period                                        --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $    167,805  $ 1,464,110  $  265,937  $1,167,907
===================================================================================================================================
Accumulation units outstanding                                                         162,312    1,278,297     176,899     974,298
===================================================================================================================================
Net asset value per accumulation unit                                             $       1.03  $      1.15  $     1.50  $     1.20
===================================================================================================================================

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
                                                                                       IGR          IHI         IDI
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $  1,145,469  $   482,351  $  558,347
                                                                                  -------------------------------------
   at market value                                                                $  1,001,186  $   418,070  $  471,765
Dividends receivable                                                                        --           --          --
Accounts receivable from American Centurion Life for contract purchase payments            308          432          --
Receivable from mutual funds and portfolios for share redemptions                        1,167          487         563
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                                         1,002,661      418,989     472,328
=======================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                        1,042          435         503
   Administrative charge                                                                   125           52          60
   Contract terminations                                                                    --           --          --
Payable to mutual funds and portfolios for investments purchased                           308          432          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        1,475          919         563
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                            1,001,186      418,070     471,765
Net assets applicable to contracts in payment period                                        --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $  1,001,186  $   418,070  $  471,765
=======================================================================================================================
Accumulation units outstanding                                                         742,144      407,937     471,786
=======================================================================================================================
Net asset value per accumulation unit                                             $       1.35  $      1.02  $     1.00
=======================================================================================================================

See accompanying notes to financial statements.

                                       12

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                                                           IPD          IGI         IPG         IHY
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $    755,120  $ 1,747,856  $2,018,249  $  877,183
                                                                                  -------------------------------------------------
   at market value                                                                $    697,799  $ 1,538,848  $1,843,744  $  614,906
Dividends receivable                                                                        --           --          --          --
Accounts receivable from American Centurion Life for contract purchase payments             --           --       1,665          --
Receivable from mutual funds and portfolios for share redemptions                        1,069        1,823       2,177         734
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                           698,868    1,540,671   1,847,586     615,640
===================================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                          727        1,628       1,944         655
   Administrative charge                                                                    87          195         233          79
   Contract terminations                                                                   255           --          --          --
Payable to mutual funds and portfolios for investments purchased                            --           --       1,665          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                        1,069        1,823       3,842         734
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                              697,799    1,538,848   1,843,744     614,906
Net assets applicable to contracts in payment period                                        --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $    697,799  $ 1,538,848  $1,843,744  $  614,906
===================================================================================================================================
Accumulation units outstanding                                                         675,762    1,284,050   1,769,464     673,807
===================================================================================================================================
Net asset value per accumulation unit                                             $       1.03  $      1.20  $     1.04  $     0.91
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
                                                                                       IPH          INO         IPV
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                        $    401,353  $   920,347  $2,394,249
                                                                                  -------------------------------------
   at market value                                                                $    323,239  $   557,271  $1,514,597
Dividends receivable                                                                        --           --          --
Accounts receivable from American Centurion Life for contract purchase payments            413           --         126
Receivable from mutual funds and portfolios for share redemptions                          376          655       1,778
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                                           324,028      557,926   1,516,501
=======================================================================================================================

LIABILITIES

Payable to American Centurion Life for:
   Mortality and expense risk fee                                                          336          585       1,587
   Administrative charge                                                                    40           70         191
   Contract terminations                                                                    --           --          --
Payable to mutual funds and portfolios for investments purchased                           413           --         126
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                          789          655       1,904
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                              323,239      557,271   1,514,597
Net assets applicable to contracts in payment period                                        --           --          --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $    323,239  $   557,271  $1,514,597
=======================================================================================================================
Accumulation units outstanding                                                         323,734      512,534   1,323,511
=======================================================================================================================
Net asset value per accumulation unit                                             $       1.00  $      1.09  $     1.14
=======================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          ISI           ICR         IMS         IIE
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $     65,525  $    3,045   $   6,101   $    2,609
Variable account expenses                                                               14,363      14,199       2,526        2,933
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         51,162     (11,154)      3,575         (324)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 247,441     142,521     506,309       37,775
   Cost of investments sold                                                            258,708     202,249     506,313       59,218
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                       (11,267)    (59,728)         (4)     (21,443)
Distributions from capital gains                                                            --          --          --           --
Net change in unrealized appreciation or depreciation of investments                    21,258    (162,544)         (2)     (48,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                           9,991    (222,272)         (6)     (69,517)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $     61,153  $ (233,426)  $   3,569   $  (69,841)
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          IMG           IGD          IAG
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $     58,849  $       359  $    1,081
Variable account expenses                                                               33,151        2,206       7,013
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         25,698       (1,847)     (5,932)
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 275,520       22,554      37,830
   Cost of investments sold                                                            325,882       26,846      64,333
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                       (50,362)      (4,292)    (26,503)
Distributions from capital gains                                                            --           --          --
Net change in unrealized appreciation or depreciation of investments                  (281,867)     (25,200)   (182,940)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (332,229)     (29,492)   (209,443)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $   (306,531) $   (31,339) $ (215,375)
=======================================================================================================================

See accompanying notes to financial statements.

                                       14

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IGN           IIN         IVA         IIG
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $        451  $       993  $    1,260  $    2,739
Variable account expenses                                                               12,216        4,221      13,200       4,964
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (11,765)      (3,228)    (11,940)     (2,225)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  92,508       43,602      63,504      28,652
   Cost of investments sold                                                            115,378       60,787      75,366      31,554
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                       (22,870)     (17,185)    (11,862)     (2,902)
Distributions from capital gains                                                            --        7,789      19,210          --
Net change in unrealized appreciation or depreciation of investments                  (201,833)     (74,142)   (135,016)    (28,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (224,703)     (83,538)   (127,668)    (31,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $   (236,468) $   (86,766) $ (139,608) $  (33,445)
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IVL           ISB         IWG
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $      2,512  $   119,186  $    4,408
Variable account expenses                                                                3,130       62,191      12,278
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           (618)      56,995      (7,870)
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  80,415      342,872     101,615
   Cost of investments sold                                                             72,000      373,474     133,057
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                         8,415      (30,602)    (31,442)
Distributions from capital gains                                                            --           --          --
Net change in unrealized appreciation or depreciation of investments                    15,465     (292,992)   (203,892)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                          23,880     (323,594)   (235,334)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $     23,262  $  (266,599) $ (243,204)
=======================================================================================================================

See accompanying notes to financial statements.

                                       15

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IEQ           IMD         ISC         IUS
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $      1,196  $    37,697  $    1,882  $   49,290
Variable account expenses                                                                2,439       22,165       3,395      15,990
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         (1,243)      15,532      (1,513)     33,300
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  55,290      241,030      94,435     215,976
   Cost of investments sold                                                             55,304      245,633      77,563     214,267
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                           (14)      (4,603)     16,872       1,709
Distributions from capital gains                                                         1,143           --      16,851          --
Net change in unrealized appreciation or depreciation of investments                   (15,452)    (110,513)    (18,143)     19,783
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         (14,323)    (115,116)     15,580      21,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $    (15,566) $   (99,584) $   14,067  $   54,792
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IGR           IHI         IDI
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $      5,046  $    37,916  $   39,234
Variable account expenses                                                               12,247        5,425       7,175
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         (7,201)      32,491      32,059
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  68,969       65,265      84,650
   Cost of investments sold                                                             74,096       75,923     101,028
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                        (5,127)     (10,658)    (16,378)
Distributions from capital gains                                                        75,722           --          --
Net change in unrealized appreciation or depreciation of investments                  (188,336)     (20,873)     (3,509)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (117,741)     (31,531)    (19,887)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $   (124,942) $       960  $   12,172
=======================================================================================================================

See accompanying notes to financial statements.

                                       16

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                 IPD           IGI         IPG         IHY
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $     43,944  $    29,805  $   29,293  $   91,313
Variable account expenses                                                                8,911       24,304      26,182       9,164
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         35,033        5,501       3,111      82,149
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                 107,309      348,245     156,987     102,468
   Cost of investments sold                                                            117,238      388,409     166,731     142,237
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                        (9,929)     (40,164)     (9,744)    (39,769)
Distributions from capital gains                                                            --       20,806      21,596          --
Net change in unrealized appreciation or depreciation of investments                   (13,714)    (131,865)   (163,625)    (25,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         (23,643)    (151,223)   (151,773)    (65,509)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $     11,390  $  (145,722) $ (148,662) $   16,640
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                 IPH           INO         IPV
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                  $     41,777  $        --  $       --
Variable account expenses                                                                4,376        8,505      20,733
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                         37,401       (8,505)    (20,733)
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                  52,783       83,654     118,748
   Cost of investments sold                                                             65,730      118,665     177,297
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                       (12,947)     (35,011)    (58,549)
Distributions from capital gains                                                            --      114,174     335,177
Net change in unrealized appreciation or depreciation of investments                   (18,137)    (322,604)   (656,435)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                         (31,084)    (243,441)   (379,807)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $      6,317  $  (251,946) $ (400,540)
=======================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          ISI           ICR          IMS         IIE
OPERATIONS

Investment income (loss) -- net                                                   $     51,162  $   (11,154) $    3,575  $     (324)
Net realized gain (loss) on sales of investments                                       (11,267)     (59,728)         (4)    (21,443)
Distributions from capital gains                                                            --           --          --          --
Net change in unrealized appreciation or depreciation of investments                    21,258     (162,544)         (2)    (48,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         61,153     (233,426)      3,569     (69,841)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              76,550       25,918         431      19,150
Net transfers(1)                                                                       (71,113)      40,621      75,479      50,492
Contract terminations:
   Surrender benefits and contract charges                                             (81,559)     (69,144)    (87,714)    (12,830)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         (76,122)      (2,605)    (11,804)     56,812
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                      1,029,466    1,192,161      61,936     226,670
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $  1,014,497  $   956,130  $   53,701  $  213,641
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                               1,016,102      969,815      58,812     191,938
Contract purchase payments                                                              72,584       24,479         401      20,424
Net transfers(1)                                                                       (67,995)      33,583      72,931      57,857
Contract terminations:
   Surrender benefits and contract charges                                             (77,502)     (64,575)    (82,291)    (13,068)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       943,189      963,302      49,853     257,151
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                           IMG          IGD         IAG
OPERATIONS

Investment income (loss) -- net                                                   $     25,698  $    (1,847) $   (5,932)
Net realized gain (loss) on sales of investments                                       (50,362)      (4,292)    (26,503)
Distributions from capital gains                                                            --           --          --
Net change in unrealized appreciation or depreciation of investments                  (281,867)     (25,200)   (182,940)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       (306,531)     (31,339)   (215,375)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              37,410       19,455      47,170
Net transfers(1)                                                                       131,277       24,816     155,628
Contract terminations:
   Surrender benefits and contract charges                                            (173,685)      (5,380)    (18,310)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          (4,998)      38,891     184,488
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                      2,598,864      159,288     550,680
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $  2,287,335  $   166,840  $  519,793
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                               2,219,469      118,596     438,451
Contract purchase payments                                                              34,966       16,448      48,170
Net transfers(1)                                                                       122,575       20,980     158,809
Contract terminations:
   Surrender benefits and contract charges                                            (161,264)      (4,773)    (19,908)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                     2,215,746      151,251     625,522
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                          IGN           IIN         IVA          IIG
OPERATIONS

Investment income (loss) -- net                                                   $    (11,765) $    (3,228) $  (11,940) $   (2,225)
Net realized gain (loss) on sales of investments                                       (22,870)     (17,185)    (11,862)     (2,902)
Distributions from capital gains                                                            --        7,789      19,210          --
Net change in unrealized appreciation or depreciation of investments                  (201,833)     (74,142)   (135,016)    (28,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       (236,468)     (86,766)   (139,608)    (33,445)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              49,005       30,799      47,955      35,531
Net transfers(1)                                                                       208,026       60,712     138,162     108,218
Contract terminations:
   Surrender benefits and contract charges                                             (40,371)     (12,952)    (40,948)    (13,164)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         216,660       78,559     145,169     130,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        929,104      307,197     951,011     314,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    909,296  $   298,990  $  956,572  $  411,184
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 724,290      266,472     761,046     278,105
Contract purchase payments                                                              44,440       30,914      41,429      33,898
Net transfers(1)                                                                       200,920       60,658     122,200     103,825
Contract terminations:
   Surrender benefits and contract charges                                             (37,923)     (13,629)    (35,914)    (12,551)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       931,727      344,415     888,761     403,277
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                           IVL          ISB         IWG
OPERATIONS

Investment income (loss) -- net                                                   $       (618) $    56,995  $   (7,870)
Net realized gain (loss) on sales of investments                                         8,415      (30,602)    (31,442)
Distributions from capital gains                                                            --           --          --
Net change in unrealized appreciation or depreciation of investments                    15,465     (292,992)   (203,892)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         23,262     (266,599)   (243,204)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              37,669      149,754      61,357
Net transfers(1)                                                                       (35,940)     592,167      93,647
Contract terminations:
   Surrender benefits and contract charges                                              (8,543)    (229,743)    (29,867)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          (6,814)     512,178     125,137
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        226,005    4,374,567     982,308
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    242,453  $ 4,620,146  $  864,241
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 199,432    3,144,795     648,414
Contract purchase payments                                                              31,613      113,425      46,430
Net transfers(1)                                                                       (31,544)     449,647      75,250
Contract terminations:
   Surrender benefits and contract charges                                              (7,234)    (172,043)    (23,915)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       192,267    3,535,824     746,179
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                               IEQ          IMD          ISC         IUS
OPERATIONS

Investment income (loss)-- net                                                    $     (1,243) $    15,532  $   (1,513) $   33,300
Net realized gain (loss) on sales of investments                                           (14)      (4,603)     16,872       1,709
Distributions from capital gains                                                         1,143           --      16,851          --
Net change in unrealized appreciation or depreciation of investments                   (15,452)    (110,513)    (18,143)     19,783
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        (15,566)     (99,584)     14,067      54,792
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              29,999       32,673      41,509      88,687
Net transfers(1)                                                                       (25,539)     (24,286)    (46,595)     30,036
Contract terminations:
   Surrender benefits and contract charges                                              (5,911)    (127,872)     (6,356)   (130,204)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          (1,451)    (119,485)    (11,442)    (11,481)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        184,822    1,683,179     263,312   1,124,596
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    167,805  $ 1,464,110  $  265,937  $1,167,907
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 163,857    1,377,853     187,390     985,827
Contract purchase payments                                                              26,663       27,900      28,717      74,811
Net transfers(1)                                                                       (22,777)     (19,887)    (34,721)     24,766
Contract terminations:
   Surrender benefits and contract charges                                              (5,431)    (107,569)     (4,487)   (111,106)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       162,312    1,278,297     176,899     974,298
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IGR          IHI         IDI
OPERATIONS

Investment income (loss) -- net                                                   $     (7,201) $    32,491  $   32,059
Net realized gain (loss) on sales of investments                                        (5,127)     (10,658)    (16,378)
Distributions from capital gains                                                        75,722           --          --
Net change in unrealized appreciation or depreciation of investments                  (188,336)     (20,873)     (3,509)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       (124,942)         960      12,172
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             111,856       34,699          --
Net transfers(1)                                                                       266,288       48,370     (22,967)
Contract terminations:
   Surrender benefits and contract charges                                             (45,598)     (17,035)    (51,187)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         332,546       66,034     (74,154)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        793,582      351,076     533,747
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $  1,001,186  $   418,070  $  471,765
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 507,120      344,216     546,407
Contract purchase payments                                                              75,997       32,670          --
Net transfers(1)                                                                       189,960       47,449     (23,108)
Contract terminations:
   Surrender benefits and contract charges                                             (30,933)     (16,398)    (51,513)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       742,144      407,937     471,786
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IPD           IGI         IPG          IHY
OPERATIONS

Investment income (loss) -- net                                                   $     35,033  $     5,501  $    3,111  $   82,149
Net realized gain (loss) on sales of investments                                        (9,929)     (40,164)     (9,744)    (39,769)
Distributions from capital gains                                                            --       20,806      21,596          --
Net change in unrealized appreciation or depreciation of investments                   (13,714)    (131,865)   (163,625)    (25,740)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         11,390     (145,722)   (148,662)     16,640
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              98,889           --      61,905          --
Net transfers(1)                                                                        62,828     (105,021)     49,867     (18,673)
Contract terminations:
   Surrender benefits and contract charges                                             (34,693)    (190,048)    (61,106)    (69,185)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         127,024     (295,069)     50,666     (87,858)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        559,385    1,979,639   1,941,740     686,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    697,799  $ 1,538,848  $1,843,744  $  614,906
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 552,543    1,528,288   1,719,861     770,047
Contract purchase payments                                                              95,714           --      57,674          --
Net transfers(1)                                                                        61,115      (87,084)     48,163     (20,681)
Contract terminations:
   Surrender benefits and contract charges                                             (33,610)    (157,154)    (56,234)    (75,559)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       675,762    1,284,050   1,769,464     673,807
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                IPH          INO         IPV
OPERATIONS

Investment income (loss) -- net                                                   $     37,401  $    (8,505) $  (20,733)
Net realized gain (loss) on sales of investments                                       (12,947)     (35,011)    (58,549)
Distributions from capital gains                                                            --      114,174     335,177
Net change in unrealized appreciation or depreciation of investments                   (18,137)    (322,604)   (656,435)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          6,317     (251,946)   (400,540)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              26,087           --     106,937
Net transfers(1)                                                                         8,944       41,230     231,930
Contract terminations:
   Surrender benefits and contract charges                                             (16,324)     (44,638)    (29,338)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          18,707       (3,408)    309,529
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        298,215      812,625   1,605,608
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    323,239  $   557,271  $1,514,597
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 304,951      515,992   1,072,801
Contract purchase payments                                                              25,940           --      84,629
Net transfers(1)                                                                         9,112       33,432     189,961
Contract terminations:
   Surrender benefits and contract charges                                             (16,269)     (36,890)    (23,880)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       323,734      512,534   1,323,511
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                           ISI           ICR         IMS          IIE
OPERATIONS

Investment income (loss) -- net                                                   $     52,418  $   113,896  $    1,176  $   42,974
Net realized gain (loss) on investments                                                 (7,197)       3,599           1      (1,760)
Net change in unrealized appreciation or depreciation of investments                    (6,219)    (380,424)          1    (112,575)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         39,002     (262,929)      1,178     (71,361)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             111,809      126,485      25,034      48,749
Net transfers(1)                                                                        32,012       55,671      36,024      29,214
Contract terminations:
   Surrender benefits and contract charges                                             (28,769)     (27,950)       (300)     (8,538)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         115,052      154,206      60,758      69,425
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        875,412    1,300,884          --     228,606
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $  1,029,466  $ 1,192,161  $   61,936  $  226,670
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 898,191      861,356          --     143,309
Contract purchase payments                                                             114,561       90,193      24,361      34,409
Net transfers(1)                                                                        32,771       38,098      34,738      20,462
Contract terminations:
   Surrender benefits and contract charges                                             (29,421)     (19,832)       (287)     (6,242)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                     1,016,102      969,815      58,812     191,938
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2000                                                           IMG          IGD          IAG
OPERATIONS

Investment income (loss) -- net                                                   $    191,740  $     9,625  $  176,249
Net realized gain (loss) on investments                                                  1,494        2,667      47,166
Net change in unrealized appreciation or depreciation of investments                  (295,827)     (31,708)   (362,649)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       (102,593)     (19,416)   (139,234)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             191,605       57,589     158,809
Net transfers(1)                                                                       182,570       (6,870)   (124,761)
Contract terminations:
   Surrender benefits and contract charges                                             (57,098)      (3,547)    (16,386)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         317,077       47,172      17,662
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                      2,384,380      131,532     672,252
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $  2,598,864  $   159,288  $  550,680
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                               1,961,883       87,802     427,306
Contract purchase payments                                                             155,648       37,620      95,886
Net transfers(1)                                                                       148,917       (4,420)    (74,595)
Contract terminations:
   Surrender benefits and contract charges                                             (46,979)      (2,406)    (10,146)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                     2,219,469      118,596     438,451
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                              IGN           IIN          IVA         IIG
OPERATIONS

Investment income (loss) -- net                                                   $     16,676  $    16,085  $   29,762  $   (2,589)
Net realized gain (loss) on investments                                                  3,725        2,919       1,779         435
Net change in unrealized appreciation or depreciation of investments                  (190,115)    (128,116)   (206,032)    (33,776)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       (169,714)    (109,112)   (174,491)    (35,930)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             297,895       79,409     420,045      76,719
Net transfers(1)                                                                       250,704      (17,137)     23,776      49,475
Contract terminations:
   Surrender benefits and contract charges                                             (29,333)     (10,763)    (32,562)     (6,436)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         519,266       51,509     411,259     119,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        579,552      364,800     714,243     230,216
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    929,104  $   307,197  $  951,011  $  314,044
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 380,785      229,735     481,544     179,829
Contract purchase payments                                                             198,499       55,287     287,815      62,622
Net transfers(1)                                                                       167,786      (10,986)     17,892      40,910
Contract terminations:
   Surrender benefits and contract charges                                             (22,780)      (7,564)    (26,205)     (5,256)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       724,290      266,472     761,046     278,105
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                              IVL           ISB         IWG
OPERATIONS

Investment income (loss) -- net                                                   $      4,089  $   374,225  $   64,812
Net realized gain (loss) on investments                                                  1,533        1,673       5,516
Net change in unrealized appreciation or depreciation of investments                    31,013     (521,250)   (277,950)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         36,635     (145,352)   (207,622)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              77,821    1,656,995     719,904
Net transfers(1)                                                                        13,920      419,095       5,887
Contract terminations:
   Surrender benefits and contract charges                                             (14,901)    (128,003)    (45,188)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          76,840    1,948,087     680,603
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        112,530    2,571,832     509,327
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    226,005  $ 4,374,567  $  982,308
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 115,690    1,783,055     279,685
Contract purchase payments                                                              83,429    1,186,427     396,247
Net transfers(1)                                                                        15,406      291,760       3,652
Contract terminations:
   Surrender benefits and contract charges                                             (15,093)    (116,447)    (31,170)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       199,432    3,144,795     648,414
=======================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                              IEQ           IMD         ISC          IUS
OPERATIONS
Investment income (loss) -- net                                                   $     10,792  $   107,318  $   (1,766) $   44,579
Net realized gain (loss) on investments                                                   (985)      (8,694)      2,258      (8,774)
Net change in unrealized appreciation or depreciation of investments                     7,916       31,842      71,083      57,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         17,723      130,466      71,575      93,666
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              42,725       41,782      65,127      19,598
Net transfers(1)                                                                        22,843       84,324       7,887     (67,861)
Contract terminations:
   Surrender benefits and contract charges                                              (3,667)     (32,623)     (5,424)    (41,001)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          61,901       93,483      67,590     (89,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        105,198    1,459,230     124,147   1,120,194
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    184,822  $ 1,683,179  $  263,312  $1,124,596
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 101,116    1,292,784     125,478   1,070,012
Contract purchase payments                                                              43,351       37,882      58,377      18,128
Net transfers(1)                                                                        23,011       76,264       8,148     (64,460)
Contract terminations:
   Surrender benefits and contract charges                                              (3,621)     (29,077)     (4,613)    (37,853)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       163,857    1,377,853     187,390     985,827
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                               IGR          IHI         IDI
OPERATIONS

Investment income (loss) -- net                                                   $     32,194  $    25,466  $   37,300
Net realized gain (loss) on investments                                                  8,103       (2,332)    (10,165)
Net change in unrealized appreciation or depreciation of investments                   (69,552)     (41,153)    (34,300)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        (29,255)     (18,019)     (7,165)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             287,343       88,313       1,144
Net transfers(1)                                                                        30,660       26,566     (42,172)
Contract terminations:
   Surrender benefits and contract charges                                             (18,273)     (17,193)    (16,517)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         299,730       97,686     (57,545)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        523,107      271,409     598,457
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    793,582  $   351,076  $  533,747
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 328,913      252,767     604,703
Contract purchase payments                                                             175,959       82,916       1,162
Net transfers(1)                                                                        18,187       24,884     (42,656)
Contract terminations:
   Surrender benefits and contract charges                                             (15,939)     (16,351)    (16,802)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       507,120      344,216     546,407
=======================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                              IPD           IGI         IPG          IHY
OPERATIONS

Investment income (loss) -- net                                                   $     32,488  $   175,576  $  105,823  $   80,324
Net realized gain (loss) on investments                                                 (2,326)     (20,450)     (2,561)    (24,088)
Net change in unrealized appreciation or depreciation of investments                   (38,735)     (32,073)     29,372    (131,644)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         (8,573)     123,053     132,634     (75,408)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              90,229       21,627     742,407       1,140
Net transfers(1)                                                                        55,964      (44,350)    181,063     (65,685)
Contract terminations:
   Surrender benefits and contract charges                                             (18,457)     (46,589)    (32,669)    (21,773)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                         127,736      (69,312)    890,801     (86,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        440,222    1,925,898     918,305     847,850
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    559,385  $ 1,979,639  $1,941,740  $  686,124
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 428,361    1,585,177     865,696     859,120
Contract purchase payments                                                              87,939       18,178     727,073       1,160
Net transfers(1)                                                                        54,357      (36,275)    172,949     (67,439)
Contract terminations:
   Surrender benefits and contract charges                                             (18,114)     (38,792)    (45,857)    (22,794)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       552,543    1,528,288   1,719,861     770,047
===================================================================================================================================

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                               IPH          INO         IPV
OPERATIONS

Investment income (loss) -- net                                                   $     28,594  $    73,469  $  145,743
Net realized gain (loss) on investments                                                 (2,578)      36,083       1,239
Net change in unrealized appreciation or depreciation of investments                   (57,074)    (421,731)   (479,552)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        (31,058)    (312,179)   (332,570)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                              57,853       73,403     956,602
Net transfers(1)                                                                        29,338       50,378      36,241
Contract terminations:
   Surrender benefits and contract charges                                             (12,749)     (16,504)    (33,011)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                          74,442      107,277     959,832
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        254,831    1,017,527     978,346
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                         $    298,215  $   812,625  $1,605,608
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                 235,336      470,907     538,322
Contract purchase payments                                                              54,350       31,767     543,555
Net transfers(1)                                                                        27,464       21,122      20,537
Contract terminations:
   Surrender benefits and contract charges                                             (12,199)      (7,804)    (29,613)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       304,951      515,992   1,072,801
=======================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION


ACL Variable Annuity Account 2 (the Account) was established under New York law on Oct.12, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940
Act).


The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.


SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                        INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
ISI            AXP(R) Variable Portfolio - Bond Fund                                   IDS Life Insurance Company (1)

ICR            AXP(R) Variable Portfolio - Capital Resource Fund                       IDS Life Insurance Company (1)

IMS            AXP(R) Variable Portfolio - Cash Management Fund                        IDS Life Insurance Company (1)

IIE            AXP(R) Variable Portfolio - International Fund                          IDS Life Insurance Company (2)

IMG            AXP(R) Variable Portfolio - Managed Fund                                IDS Life Insurance Company (1)

IGD            AXP(R) Variable Portfolio - New Dimensions Fund(R)                      IDS Life Insurance Company (1)

IAG            AXP(R) Variable Portfolio - Strategy Aggressive Fund                    IDS Life Insurance Company (1)

IGN            AIM V.I. Core Equity Fund, Series I                                     A I M Advisors, Inc.
                 (previously AIM V.I. Growth and Income Fund, Series I)

IIN            AIM V.I. International Growth Fund, Series I                            A I M Advisors, Inc.
                 (previously AIM V.I. International Equity Fund, Series I)

IVA            AIM V.I. Premier Equity Fund, Series I                                  A I M Advisors, Inc.
                 (previously AIM V.I. Value Fund, Series I)

IIG            American Century(R) VP Income and Growth                                American Century Investment Management, Inc.

IVL            American Century(R) VP Value                                            American Century Investment Management, Inc.

ISB            Janus Aspen Series Balanced Portfolio: Institutional Shares             Janus Capital

IWG            Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares     Janus Capital

IEQ            OCC Accumulation Trust Equity Portfolio                                 OpCap Advisors

IMD            OCC Accumulation Trust Managed Portfolio                                OpCap Advisors

ISC            OCC Accumulation Trust Small Cap Portfolio                              OpCap Advisors

IUS            OCC Accumulation Trust U.S. Government Income Portfolio                 OpCap Advisors

IGR            Oppenheimer Capital Appreciation Fund/VA                                OppenheimerFunds, Inc.

IHI            Oppenheimer High Income Fund/VA                                         OppenheimerFunds, Inc.

IDI            Putnam VT Diversified Income Fund - Class IA Shares                     Putnam Investment Management, LLC

IPD            Putnam VT Diversified Income Fund - Class IB Shares                     Putnam Investment Management, LLC

IGI            Putnam VT Growth and Income Fund - Class IA Shares                      Putnam Investment Management, LLC

IPG            Putnam VT Growth and Income Fund - Class IB Shares                      Putnam Investment Management, LLC

IHY            Putnam VT High Yield Fund - Class IA Shares                             Putnam Investment Management, LLC

IPH            Putnam VT High Yield Fund - Class IB Shares                             Putnam Investment Management, LLC

INO            Putnam VT New Opportunities Fund - Class IA Shares                      Putnam Investment Management, LLC

IPV            Putnam VT Voyager Fund - Class IB Shares                                Putnam Investment Management, LLC

-----------------------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser and American Express Asset Management International, Inc. is the sub-adviser.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 7% may be deducted for withdrawals up to the first seven payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                 PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                     0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                                       0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                             0.630% to 0.550%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 0.650% to 0.575%
-----------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                 PERCENTAGE RANGE
-----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                     0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                                       0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                             0.040% to 0.020%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                                   0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 0.060% to 0.035%
-----------------------------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT                          INVESTMENT                                         SHARES          NAV
------------------------------------------------------------------------------------------------------------
ISI            AXP(R) Variable Portfolio - Bond Fund                                   96,627         $10.47
ICR            AXP(R) Variable Portfolio - Capital Resource Fund                       44,127          21.69
IMS            AXP(R) Variable Portfolio - Cash Management Fund                        53,670           1.00
IIE            AXP(R) Variable Portfolio - International Fund                          26,388           8.10
IMG            AXP(R) Variable Portfolio - Managed Fund                               148,459          15.42
IGD            AXP(R) Variable Portfolio - New Dimensions Fund(R)                      10,455          15.97
IAG            AXP(R) Variable Portfolio - Strategy Aggressive Fund                    62,339           8.34
IGN            AIM V.I. Core Equity Fund, Series I                                     45,015          20.20
                 (previously AIM V.I. Growth and Income Fund, Series I)
IIN            AIM V.I. International Growth Fund, Series I                            20,053          14.91
                 (previously AIM V.I. International Equity Fund, Series I)
IVA            AIM V.I. Premier Equity Fund, Series I                                  40,967          23.35
                 (previously AIM V.I. Value Fund, Series I)
IIG            American Century(R) VP Income and Growth                                63,651           6.46
IVL            American Century(R) VP Value                                            32,588           7.44
ISB            Janus Aspen Series Balanced Portfolio: Institutional Shares            204,703          22.57
IWG            Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares     30,282          28.54
IEQ            OCC Accumulation Trust Equity Portfolio                                  5,067          33.12
IMD            OCC Accumulation Trust Managed Portfolio                                36,466          40.15
ISC            OCC Accumulation Trust Small Cap Portfolio                               8,244          32.26
IUS            OCC Accumulation Trust U.S. Government Income Portfolio                109,048          10.71
IGR            Oppenheimer Capital Appreciation Fund/VA                                27,370          36.58
IHI            Oppenheimer High Income Fund/VA                                         48,954           8.54
IDI            Putnam VT Diversified Income Fund - Class IA Shares                     53,549           8.81
IPD            Putnam VT Diversified Income Fund - Class IB Shares                     79,748           8.75
IGI            Putnam VT Growth and Income Fund - Class IA Shares                      65,316          23.56
IPG            Putnam VT Growth and Income Fund - Class IB Shares                      78,658          23.44
IHY            Putnam VT High Yield Fund - Class IA Shares                             76,197           8.07
IPH            Putnam VT High Yield Fund - Class IB Shares                             40,154           8.05
INO            Putnam VT New Opportunities Fund - Class IA Shares                      33,430          16.67
IPV            Putnam VT Voyager Fund - Class IB Shares                                53,032          28.56
------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT                          INVESTMENT                                           PURCHASES
--------------------------------------------------------------------------------------------------
ISI             AXP(R) Variable Portfolio - Bond Fund                                    $224,176
ICR             AXP(R) Variable Portfolio - Capital Resource Fund                         128,364
IMS             AXP(R) Variable Portfolio - Cash Management Fund                          498,242
IIE             AXP(R) Variable Portfolio - International Fund                             94,208
IMG             AXP(R) Variable Portfolio - Managed Fund                                  297,094
IGD             AXP(R) Variable Portfolio - New Dimensions Fund(R)                         59,657
IAG             AXP(R) Variable Portfolio - Strategy Aggressive Fund                      215,518
IGN             AIM V.I. Core Equity Fund, Series I                                       297,675
                  (previously AIM V.I. Growth and Income Fund, Series I)
IIN             AIM V.I. International Growth Fund, Series I                              127,114
                  (previously AIM V.I. International Equity Fund, Series I)
IVA             AIM V.I. Premier Equity Fund, Series I                                    216,815
                  (previously AIM V.I. Value Fund, Series I)
IIG             American Century(R) VP Income and Growth                                  157,249
IVL             American Century(R) VP Value                                               72,945
ISB             Janus Aspen Series Balanced Portfolio: Institutional Shares               915,140
IWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares       219,161
IEQ             OCC Accumulation Trust Equity Portfolio                                    53,784
IMD             OCC Accumulation Trust Managed Portfolio                                  137,107
ISC             OCC Accumulation Trust Small Cap Portfolio                                 98,037
IUS             OCC Accumulation Trust U.S. Government Income Portfolio                   237,795
IGR             Oppenheimer Capital Appreciation Fund/VA                                  471,356
IHI             Oppenheimer High Income Fund/VA                                           164,010
IDI             Putnam VT Diversified Income Fund - Class IA Shares                        42,555
IPD             Putnam VT Diversified Income Fund - Class IB Shares                       269,724
IGI             Putnam VT Growth and Income Fund - Class IA Shares                         79,483
IPG             Putnam VT Growth and Income Fund - Class IB Shares                        232,423
IHY             Putnam VT High Yield Fund - Class IA Shares                                96,759
IPH             Putnam VT High Yield Fund - Class IB Shares                               109,168
INO             Putnam VT New Opportunities Fund - Class IA Shares                        185,915
IPV             Putnam VT Voyager Fund - Class IB Shares                                  743,600
--------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                        ISI     ICR       IMS     IIE       IMG       IGD       IAG       IGN       IIN
                                      --------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $ 1.01  $  1.23   $ 1.05  $  1.18   $  1.17   $  1.34   $  1.26   $  1.28   $  1.15
----------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $ 1.08  $  0.99   $ 1.08  $  0.83   $  1.03   $  1.10   $  0.83   $  0.98   $  0.87
Units (000s)                             943      963       50      257     2,216       151       626       932       344
Net assets (000s)                     $1,014  $   956   $   54  $   214   $ 2,287   $   167   $   520   $   909   $   299
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)              6.45%    0.30%    3.41%    1.24%     2.49%     0.23%     0.22%     0.05%     0.33%
Expense ratio(2)                        1.40%    1.40%    1.40%    1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
Total return(3)                         6.93%  (19.51%)   2.86%  (29.66%)  (11.97%)  (17.91%)  (34.13%)  (23.44%)  (24.35%)
----------------------------------------------------------------------------------------------------------------------------

                                        IVA      IIG     IVL       ISB     IWG       IEQ        IMD       ISC     IUS      IGR
                                      --------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.25   $ 1.13   $ 1.13   $ 1.39   $  1.51   $ 1.13   $ 1.22   $ 1.41   $ 1.14   $  1.56
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.08   $ 1.02   $ 1.26   $ 1.31   $  1.16   $ 1.03   $ 1.15   $ 1.50   $ 1.20   $  1.35
Units (000s)                              889      403      192    3,536       746      162    1,278      177      974       742
Net assets (000s)                     $   957   $  411   $  242   $4,620   $   864   $  168   $1,464   $  266   $1,168   $ 1,001
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.13%    0.78%    1.14%    2.70%     0.50%    0.69%    2.39%    0.78%    4.36%     0.58%
Expense ratio(2)                         1.40%    1.40%    1.40%    1.40%     1.40%    1.40%    1.40%    1.40%    1.40%     1.40%
Total return(3)                        (13.60%)  (9.73%)  11.50%   (5.76%)  (23.18%)  (8.85%)  (5.74%)   6.38%    5.26%   (13.46%)
----------------------------------------------------------------------------------------------------------------------------------

                                            IHI     IDI       IPD     IGI       IPG     IHY      IPH       INO       IPV
                                        ------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $ 1.02   $ 0.98   $ 1.01   $ 1.30   $ 1.13   $ 0.89   $ 0.98   $  1.57   $  1.50
----------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                   $ 1.02   $ 1.00   $ 1.03   $ 1.20   $ 1.04   $ 0.91   $ 1.00   $  1.09   $  1.14
Units (000s)                                 408      472      676    1,284    1,769      674      324       513     1,324
Net assets (000s)                         $  418   $  472   $  698   $1,539   $1,844   $  615   $  323   $   557   $ 1,515
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                  9.84%    7.72%    6.95%    1.73%    1.58%   14.07%   13.47%       --        --
Expense ratio(2)                            1.40%    1.40%    1.40%    1.40%    1.40%    1.40%    1.40%     1.40%     1.40%
Total return(3)                             0.00%    2.04%    1.98%   (7.69%)  (7.96%)   2.25%    2.04%   (30.57%)  (24.00%)
----------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP


Minneapolis, Minnesota
January 28, 2002

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                2001            2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $5,276)                         $     --         $  5,288
      Available-for-sale, at fair value (amortized cost: 2001, $379,679; 2000, $338,663)      382,323          325,757
   Common stocks                                                                                   34               --
   Mortgage loans on real estate                                                               39,434           25,425
                                                                                               ------           ------
      Total investments                                                                       421,791          356,470
Cash and cash equivalents                                                                       7,751            8,119
Amounts recoverable from reinsurers                                                             2,268            2,312
Amounts due from brokers                                                                           --              219
Accrued investment income                                                                       4,830            5,482
Deferred policy acquisition costs                                                              16,878           17,316
Deferred income taxes, net                                                                      3,091            4,431
Other assets                                                                                       84               81
Separate account assets                                                                        27,750           29,718
                                                                                               ------           ------
Total assets                                                                                 $484,443         $424,148
                                                                                             ========         ========

Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                        $383,265         $347,509
      Traditional life insurance                                                                1,615            1,616
      Disability income insurance                                                                  85               85
   Amounts due to brokers                                                                       9,952               --
   Other liabilities                                                                            4,104            2,281
   Separate account liabilities                                                                27,750           29,718
                                                                                               ------           ------
      Total liabilities                                                                       426,771          381,209
                                                                                              -------          -------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued and outstanding    1,000            1,000
   Additional paid-in capital                                                                  36,600           26,600
   Accumulated other comprehensive income (loss):
      Net unrealized securities gains (losses)                                                  1,271           (7,104)
   Retained earnings                                                                           18,801           22,443
                                                                                               ------           ------
      Total stockholder's equity                                                               57,672           42,939
                                                                                               ------           ------
Total liabilities and stockholder's equity                                                   $484,443         $424,148
                                                                                             ========         ========

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                             2001         2000          1999
Revenues
Net investment income                                            $25,877      $25,851       $23,693
Contractholder charges                                               721          836           760
Mortality and expense risk fees                                      414          404           242
Credit life insurance premiums                                         1           50            --
Net realized (loss) gain on investments                           (8,722)      (1,835)          153
                                                                  ------       ------           ---
   Total revenues                                                 18,291       25,306        24,848
                                                                  ------       ------        ------
Benefits and Expenses
Interest credited on investment contracts                         19,161       17,165        15,290
Amortization of deferred policy acquisition costs                  2,009        1,691         1,413
Death and other benefits on investment contracts                     (32)         139          (117)
Credit life insurance benefits                                        --           13            --
Other operating expenses                                           1,999        2,062         2,511
                                                                   -----        -----         -----
   Total benefits and expenses                                    23,137       21,070        19,097
                                                                  ------       ------        ------
(Loss) income before income taxes                                 (4,846)       4,236         5,751
Income tax (benefit) expense                                      (1,204)       2,011         2,426
                                                                  ------        -----         -----
Net (loss) income                                                $(3,642)     $ 2,225       $ 3,325
                                                                 =======      =======       =======

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Stockholder's Equity

                                                                                              Accumulated
                                                                                                 other
                                                                               Additional    comprehensive                 Total
                                                                     Capital     paid-in    income (loss),  Retained   stockholder's
For the three years ended December 31, 2001 (In thousands)            stock      capital      net of tax    earnings      equity
Balance, January 1, 1999                                             $1,000      $26,600       $  2,512      $16,893     $ 47,005
Comprehensive loss:
   Net income                                                            --           --             --        3,325        3,325
   Unrealized holding losses arising during the year, net of
      deferred policy acquisition costs of $1,680, and
      income taxes of $7,216                                             --           --        (13,401)          --      (13,401)
   Reclassification adjustment for gains included in net income,
      net of income tax of $114                                          --           --           (213)          --         (213)
                                                                      -----       ------        -------       ------       ------
   Other comprehensive loss                                              --           --        (13,614)          --      (13,614)
                                                                      -----       ------        -------       ------       ------
   Comprehensive loss                                                                                                     (10,289)
                                                                                                                           ------

Balance, December 31, 1999                                            1,000       26,600        (11,102)      20,218       36,716
Comprehensive income:
   Net income                                                            --           --             --        2,225        2,225
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($991), and
      income taxes of ($2,085)                                           --           --          3,873           --        3,873
   Reclassification adjustment for gains included in net income,
      net of income tax of ($67)                                         --           --            125           --          125
                                                                      -----       ------        -------       ------       ------
   Other comprehensive income                                            --           --          3,998           --        3,998
                                                                      -----       ------        -------       ------       ------
   Comprehensive income                                                                                                     6,223
                                                                                                                           ------

Balance, December 31, 2000                                            1,000       26,600         (7,104)      22,443       42,939
Comprehensive income:
   Net loss                                                              --           --             --       (3,642)      (3,642)
   Cumulative effect of adopting SFAS No.133, net of tax benefit of $12  --           --            (24)          --          (24)
   Unrealized holding gains arising during the year, net of
      deferred policy acquisition costs of ($870), and
      income taxes of ($8,134)                                           --           --         15,106           --       15,106
   Reclassification adjustment for losses included in net income,
      net of income tax benefit of $3,611                                --           --         (6,707)          --       (6,707)
                                                                      -----       ------        -------       ------       ------
   Other comprehensive income                                            --           --          8,375                     8,375
                                                                      -----       ------        -------       ------       ------
   Comprehensive income                                                                                                     4,733
Capital contribution                                                     --       10,000             --           --       10,000
                                                                      -----       ------        -------       ------       ------
Balance, December 31, 2001                                           $1,000      $36,600       $  1,271      $18,801     $ 57,672
                                                                     ======      =======       ========      =======     ========

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                             2001         2000          1999
Cash flows from operating activities
Net (loss) income                                              $  (3,642)    $  2,225      $  3,325
Adjustments to reconcile net (loss) income to net
cash provided by (used in) operating activities:
   Change in amounts recoverable from reinsurers                      44           77           126
   Change in accrued investment income                               652         (508)         (610)
   Change in deferred policy acquisition costs, net                 (432)      (1,484)       (2,279)
   Change in other assets                                              3           (4)           (8)
   Change in liabilities for future policy benefits for
      traditional life and disability income insurance                (1)         (37)         (211)
   Change in policy claims and other policyholder's funds         (2,040)         929        (1,376)
   Deferred income taxes                                          (3,169)        (383)         (629)
   Change in other liabilities                                     3,863          (21)          238
   (Accretion of discount) amortization of premium, net               63         (156)         (408)
   Net realized loss (gain) on investments                         8,722        1,835          (153)
   Other, net                                                        (57)         (36)         (125)
                                                                   -----        -----        ------
      Net cash provided by (used in) operating activities          4,006        2,437        (2,110)
                                                                   -----        -----        ------
Cash flows from investing activities
Held-to-maturity securities -- maturities                             --        5,643         2,884
Available-for-sale securities:
   Purchases                                                    (145,713)     (51,739)      (83,722)
   Maturities                                                     44,923       24,242        24,965
   Sales                                                          54,619        4,558        13,480
Mortgage loans on real estate:
   Purchases                                                     (14,819)     (14,075)      (11,744)
   Sales                                                             689          313            53
Change in amounts due to or from brokers                          10,171         (219)           --
                                                                  ------      -------        ------
      Net cash used in investing activities                      (50,130)     (31,277)      (54,084)
                                                                  ------      -------        ------
Cash flows from financing activities
Activity related to investment contracts:
   Considerations received                                        51,562       51,970        69,806
   Surrenders and other benefits                                 (34,967)     (39,335)      (35,735)
   Interest credited to account balances                          19,161       17,165        15,290
Capital contribution                                              10,000           --            --
                                                                  ------      -------        ------
      Net cash provided by financing activities                   45,756       29,800        49,361
                                                                  ------       ------        ------
Net (decrease) increase in cash and cash equivalents                (368)         960        (6,833)
Cash and cash equivalents at beginning of year                     8,119        7,159        13,992
                                                                  ------      -------        ------
Cash and cash equivalents at end of year                       $   7,751     $  8,119      $  7,159
                                                               =========     ========      ========
Supplemental disclosures:
   Income taxes paid                                           $      --     $  2,677      $  2,700
   Interest on borrowings                                              2           96            11

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company distributes its products on a direct response basis, primarily to American Express cardmembers, and through financial institutions.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Basis of presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual future cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs and certain sales expenses, have been deferred on annuity contracts. The deferred acquisition costs for most deferred annuities are amortized using the interest method. The costs for certain installment annuities are amortized as a constant percentage of the estimated gross profits expected to be realized on the policies.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001, 2000, and 1999, unlocking adjustments were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Liabilities for future policy benefits
Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The Company held no derivative positions during 2001 or 2000.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $5,288 and net unrealized losses of $12 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                  Gross              Gross
                                                Amortized       unrealized         unrealized              Fair
                                                  cost             gains             losses                value
Fixed maturities:
   U.S. Government agency obligations           $  1,042          $   64             $   --             $  1,106
   Corporate bonds and obligations               219,482           4,483              4,220              219,745
   Mortgage-backed securities                    159,155           2,927                610              161,472
                                                 -------           -----                ---              -------
Total fixed maturity securities                 $379,679          $7,474             $4,830             $382,323
                                                ========          ======             ======             ========
Common stocks                                   $     17          $   17             $   --             $     34
                                                ========          ======             ======             ========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                                                    Amortized              Fair
                                                                                      cost                 value
Due within one year                                                                $  6,360             $  6,467
Due from one to five years                                                           38,628               39,957
Due from five to ten years                                                          126,656              126,750
Due in more than ten years                                                           48,880               47,677
Mortgage-backed securities                                                          159,155              161,472
                                                                                    -------              -------
Total                                                                              $379,679             $382,323
                                                                                   ========             ========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                   Gross              Gross
                                                Amortized       unrealized         unrealized              Fair
Held-to-maturity                                  cost             gains             losses                value
Corporate bonds and obligations                   $4,624             $43                $73               $4,594
Mortgage-backed securities                           664              18                 --                  682
                                                     ---              --                ---                  ---
Total fixed maturity securities                   $5,288             $61                $73               $5,276
                                                  ======             ===                ===               ======
Available-for-sale
U.S. Government agency obligations              $  1,054          $   34            $    --             $  1,088
State and municipal obligations                      505               7                 --                  512
Corporate bonds and obligations                  205,141           1,319             15,812              190,648
Mortgage-backed securities                       131,963           2,208                662              133,509
                                                 -------           -----                ---              -------
Total fixed maturity securities                 $338,663          $3,568            $16,474             $325,757
                                                ========          ======            =======             ========

At December 31, 2001, bonds carried at $1,041 were on deposit with various states as required by law.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 91 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $30.3 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                         2001         2000
Aaa/AAA                     $191,702     $133,705
Aaa/AA                            --        1,000
Aa/AA                          6,012        3,412
Aa/A                           9,333        5,989
A/A                           29,159       30,611
A/BBB                         15,472        9,844
Baa/BBB                      115,113      112,273
Baa/BB                         3,117        2,995
Below investment grade         9,771       44,122
                               -----       ------
Total                       $379,679     $343,951
                            ========     ========

At December 31, 2001, approximately 83 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2001 with proceeds of $54,619 and gross realized gains and losses of $471 and $10,803, respectively. Available-for-sale securities were sold during 2000 with proceeds of $4,558 and gross realized gains and losses of $149 and $342, respectively.
Available-for-sale securities were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively.

During 2000 and 1999, there were no sales of held-to-maturity securities.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $2,661 and ($12,906), respectively, with the $15,567 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized loss on available-for-sale securities was a decrease of $5,329. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $22,625.

During 2001, the Company recorded pretax losses of $10,350 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, approximately $8,310 of these losses are included in Net realized (losses) gains on investments and approximately $2,040 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14,942, into a securitization trust. In return, the company received $1,981 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12,961. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $1,981. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 9 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2001              December 31, 2000
                                  On balance        Funding     On balance          Funding
Region                               sheet        commitments      sheet          commitments
Middle Atlantic                   $ 3,390           $--          $ 1,249            $   --
East North Central                  5,510            --            5,632                --
East South Central                  3,060            --            1,641                --
Mountain                            7,862            --            3,464             1,000
South Atlantic                      5,517            --            3,613                --
West North Central                  8,407            --            5,376             1,175
West South Central                  4,143            --            2,757                --
New England                         1,694            --            1,721                --
                                    -----           ---            -----             -----
                                   39,583            --           25,453             2,175
Less reserve for losses               149            --               28                --
                                    -----           ---            -----             -----
Total                             $39,434           $--          $25,425            $2,175
                                  -------           ---          -------            ------

                                       December 31, 2001             December 31, 2000
                                  On balance        Funding     On balance          Funding
Property type                        sheet        commitments      sheet          commitments
Department/retail stores          $16,907           $--          $ 9,177            $1,000
Office buildings                   14,911            --           10,340             1,175
Industrial buildings                4,014            --            2,102                --
Apartments                          2,274            --            2,337                --
Mixed use                           1,477            --            1,497                --
                                    -----           ---            -----             -----
                                   39,583            --           25,453             2,175
Less reserve for losses               149            --               28                --
                                    -----           ---            -----             -----
Total                             $39,434           $--          $25,425            $2,175
                                  -------           ---          -------            ------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $nil. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $nil.

The following table presents changes in the reserve for mortgage loan losses:

                                                                    2001              2000
Balance, January 1                                                 $  28               $--
Provision for mortgage loan losses                                   121                28
                                                                     ---                --
Balance, December 31                                                $149               $28
                                                                    ====               ===

Sources of investment income
Net investment income for the years ended December 31 is summarized as follows:

                                                                   2001              2000          1999
Interest on fixed maturities                                     $23,875           $24,510       $22,822
Interest on mortgage loans                                         2,599             1,396           281
Interest on cash equivalents                                           2               215           277
Other                                                               (422)              183           585
                                                                    ----               ---           ---
                                                                  26,054            26,304        23,965
Less investment expenses                                             177               453           272
                                                                     ---               ---           ---
Total                                                            $25,877           $25,851       $23,693
                                                                 =======           =======       =======

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                   2001              2000          1999
Federal income taxes:
   Current                                                       $ 1,165            $1,562        $2,417
   Deferred                                                       (3,169)             (383)         (629)
                                                                  ------              ----          ----
                                                                  (2,004)            1,179         1,788
State income taxes-current                                           800               832           638
                                                                     ---               ---           ---
Income tax (benefit) expense                                     $(1,204)           $2,011        $2,426
                                                                 =======            ======        ======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2001                  2000                  1999
                                                          Provision  Rate     Provision    Rate     Provision    Rate
Federal income taxes based on the statutory rate          $(1,696)  (35.0%)    $1,483      35.0%     $2,013      35.0%
   State tax, net                                             520    10.7         540      12.8         415       7.2
   Other, net                                                 (28)   (0.5)        (12)     (0.3)         (2)       --
                                                              ---    ----         ---      ----          --       ---
Total income taxes                                        $(1,204)  (24.8%)    $2,011      47.5%     $2,426      42.2%
                                                          =======   =====      ======      ====      ======      ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                            2001         2000
Deferred income tax assets:
   Policy reserves                                         $4,212       $4,511
   Investments                                              3,908        3,686
   Other                                                      109          507
                                                              ---          ---
Total deferred income tax assets                            8,229        8,704
                                                            -----        -----

Deferred income tax liabilities:
   Deferred policy acquisition costs                        4,454        4,273
   Other                                                      684           --
                                                              ---          ---
Total deferred income tax liabilities                       5,138        4,273
                                                            -----        -----
Net deferred income tax assets                             $3,091       $4,431
                                                           ======       ======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus (deficit) aggregated $54 and $(857) as of December 31, 2001 and 2000, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant.

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $5, $4 and $4 in 2001, 2000 and 1999, respectively.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $24, $23 and $19, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2001, 2000 and 1999 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $1,998, $2,842 and $2,751 for 2001, 2000 and 1999,
respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $2,648 and $155, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2001 and 2000, traditional life insurance in-force aggregated $136,246 and $149,970, respectively, of which $136,011 and $149,735 were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,310, $1,273 and $1,289 for the years ended December 31, 2001, 2000 and 1999. Reinsurance recovered from reinsurers amounted to $336, $(193) and $1,602 for the years ended December 31, 2001, 2000 and 1999. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments or fund mortgage loans (see Note 2).

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded.

                                               December 31, 2001          December 31, 2000
                                              Carrying      Fair         Carrying        Fair
Financial Assets                                value       value          value         value
Fixed maturities:
   Held-to-maturity securities               $     --    $     --        $  5,288     $  5,276
   Available-for-sale securities              382,323     382,323         325,757      325,757
Common stock                                       34          34              --           --
Mortgage loans on real estate                  39,434      41,306          25,425       26,212
Cash and cash equivalents                       7,751       7,751           8,119        8,119
Separate account assets                        27,750      27,750          29,718       29,718
                                               ------      ------          ------       ------

Financial Liabilities
Future policy benefits for fixed annuities   $382,770    $371,017        $347,160     $335,190
Separate account liabilities                   27,750      26,693          29,718       28,135
                                               ------      ------          ------       ------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $495 and $349 respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net (loss) income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                      2001           2000        1999
Net (loss) income, per accompanying financial statements                            $(3,642)       $ 2,225     $ 3,325
Deferred policy acquisition costs                                                      (386)        (1,463)     (2,279)
Adjustments of future policy benefit liabilities                                      3,686         (7,537)      2,793
Deferred federal income tax benefit                                                  (3,169)          (383)       (629)
Interest maintenance reserve gain/loss transfer and amortization                      3,304            147        (230)
Deferred surrender charge                                                              (275)           235         513
Other, net                                                                           (1,474)         1,590         175
                                                                                     ------          -----         ---
Statutory-basis net (loss) income                                                   $(1,956)       $(5,186)    $ 3,668
                                                                                    =======        =======     =======

Stockholder's equity, per accompanying financial statements                        $ 57,672       $ 42,939    $ 36,716
Deferred policy acquisition costs                                                   (16,878)       (17,316)    (16,823)
Adjustments of future policy benefit liabilities                                      6,455          2,768      10,361
Adjustments of reinsurance ceded reserves                                            (2,268)        (2,312)     (2,390)
Deferred federal income taxes                                                        (3,091)        (4,431)     (6,201)
Asset valuation reserve                                                              (3,180)        (4,937)     (4,021)
Net unrealized (gain) loss on investments                                            (2,495)        12,934      18,408
Interest maintenance reserve                                                             --           (311)       (456)
Other, net                                                                            1,439         (2,591)      1,155
                                                                                      -----         ------       -----
Statutory-basis capital and surplus                                                $ 37,654       $ 26,743    $ 36,749
                                                                                   ========       ========    ========

                                                               45066-20 H (5/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     The audited  financial  statements of ACL Variable Annuity Account 2:

     Report of Independent Auditors for ACL Variable Annuity Account 2 dated March 22, 2002.
     Statements of Assets and Liabilities for year ended Dec. 31, 2001; Statements of Operations for year ended Dec. 31, 2001;
     Statements of Changes in Net Assets for years ended Dec. 31, 2001. Notes to Financial Statements.

     The audited  financial  statements  of American  Centurion  Life  Assurance
     Company:

     Report of Independent Auditors dated Jan. 28, 2002.
     Balance sheets as of Dec. 31, 2001 and 2000; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 2001, 2000 and 1999.
     Notes to Financial Statements

(b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

7.        Not applicable.

8.1 Copy of Amendment 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated October 14, 1998, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.1 (a) Copy of Amendment No. 2 dated February 27, 2002 to Participation Agreement by and among Putnam Variable Insurance Trust, Putnam Retail Management, L.P. and American Centurion Life Assurance Company dated April 30, 1997 filed electronically as Exhibit 8.1(a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00519 is filed electronically herewith.

8.2 Copy of Amendment No. 1 to Participation Agreement by and among OCC Accumulation Trust, American Centurion Life Assurance Company and OCC Distributors, dated October 14, 1998, filed electronically as Exhibit
          8.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as
          Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.4 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among American Centurion Life Assurance Company, TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as
          Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement between Janus Aspen Series and American Centurion Life Assurance Company, dated October 23, 1997, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 (a) Copy of Amendment dated July 27, 2001 to Participation Agreement by and among Janus Aspen Series and American Centurion Life Assurance Company dated October 23, 1996 filed electronically as Exhibit 8.5 (a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00519 is filed electronically herewith.

8.6 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenhiemer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.       Consent of Independent Auditors is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 6 to Registration Statement No. 333-00519 on April 27, 2001, is incorporated by reference.



Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address              Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                 20 Madison Ave. Extension               Director and Vice President - Annuities
                                Albany, NY  12203

Timothy V. Bechtold             20 Madison Ave. Extension               Director, President and Chief Executive
                                Albany, NY  12203                       Officer

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                Albany, NY  12203                       Operating Officer, Consumer Affairs
                                                                        Officer and Claims Officer

Rodney P. Burwell               7901 Xerxes Avenue South                Director
                                Suite 201
                                Bloomington, MN  55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Lorraine R. Hart                20 Madison Ave. Extension               Vice President-Investments
                                Albany, NY  12203

Carol A. Holton                 20 Madison Ave. Extension               Director
                                Albany, NY  12203

Jean B. Keffeler                3424 Zenith Ave. South                  Director
                                Minneapolis, MN  55416


Eric L. Marhoun                 20 Madison Ave. Extension               Director, General Counsel and Secretary
                                Albany, NY  12203

Thomas R. McBurney              1700 Foshay Tower                       Director
                                821 Marquette Ave.
                                Minneapolis, MN  55402

Edward J. Muhl                  16 Wolfe Street                         Director
                                Alexandria, VA  22314

Thomas V. Nicolosi              20 Madison Ave. Extension               Director
                                Albany, NY  12203

Stephen P. Norman               20 Madison Ave. Extension               Director
                                Albany, NY  12203

Richard M. Starr                20 Madison Ave. Extension               Director
                                Albany, NY  12203

Philip C. Wentzel               20 Madison Ave. Extension               Vice President and Controller
                                Albany, NY  12203

Michael R. Woodward             20 Madison Ave. Extension               Director
                                Albany, NY  12203

David L. Yowan                  20 Madison Ave. Extension               Vice President and Treasurer
                                Albany, NY  12203



Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

          As of March 31, 2002, there were 851 contract owners of qualified and non-qualified contracts.

Item 28. Indemnification

     The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001



Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $213,957             None             None         None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2002.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                               (Registrant)

                               By American Centurion Life Assurance Company
                               (Depositor)

                               By /s/  Timothy V. Bechtold*
                                       --------------------
                                       Timothy V. Bechtold
                                       President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer and
    Maureen A. Buckley               Claims Officer

                                     Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Carol A. Holton*                 Director
    ----------------------
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Eric L. Marhoun*                 Director, General Counsel and Secretary
    ----------------------
    Eric L. Marhoun

/s/ Thomas R. McBurney               Director
    ----------------------
    Thomas R. McBurney

/s/ Edward J. Muhl*                  Director
    ----------------------
    Edward J. Muhl

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Philip C. Wentzel*               Vice President and Controller
    ----------------------
    Philip C. Wentzel

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward

/s/ David L. Yowan*                  Vice President and Treasurer
    ----------------------
    David L. Yowan


* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 6 to Registration Statement No. 333-00519, on April 27, 2001 and incorporated by reference.


By: /s/ James M. Odland
    -------------------
        James M. Odland

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7
                     TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits